UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-23222

HARTFORD FUNDS EXCHANGE-TRADED TRUST

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: July 31

Date of reporting period: January 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

HARTFORDFUNDS

Our benchmark is the investor.®

Active Fixed Income ETFs

Semi-Annual Report

January 31, 2018 (Unaudited)

A Message From The President

Dear Fellow Shareholders:

Thank you for investing in Hartford Exchange-Traded Funds. The following is the Funds’ Semiannual Report, covering the period from August 1, 2017 through January 31, 2018.

Market Review

During the six months ended January 31, 2018, U.S. stocks, as measured by the

S&P 500 Index,1 saw positive returns. During this period, the S&P 500 Index generated a 15.4% total return, continuing last year’s strong run for equities. U.S. Bonds, on the other hand, lagged, returning -0.35% for the six months ended January 31, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index.2

The primary drivers of market progress during the period were faster economic growth, positive corporate earnings, and positive job reports. These market conditions have served as the basis of the U.S. Federal Reserve’s (Fed) interest-rate hike cycle that began in December 2015 and continued in December 2017, when short-term rates rose by 0.25% to a range of 1.25% to 1.5%. At the time of this writing, consensus expectations were for a continued gradual increase in U.S. interest rates throughout 2018, which should help markets better digest and account for such changes. Central banks overseas are also expected to begin removing accommodative policies by raising interest rates, which may impact global markets.

Going forward, politics both at home and abroad are likely to continue playing a key role in driving market movements. Congress has approved a budget resolution for the new fiscal year and pushed back the deadline to lift the debt ceiling in an effort to tie federal funding for disaster relief to the bills following three major hurricanes in the late summer and early fall. Additionally, in December, the first significant overhaul of the US tax code in more than 30 years was passed and signed.

At home, questions surrounding healthcare and concerns about possible nuclear action from North Korea may be contributing to market uncertainty. In Europe, uncertainty remains with respect to Britain’s “Brexit” undertaking to leave the European Union, which could influence markets or cause an uptick in volatility.

We encourage you to maintain a strong relationship with your financial advisor, who can help guide you through shifting markets confidently. He or she can help you proactively build a portfolio that takes market uncertainty into account, along with your unique investment goals and risk tolerances. Your advisor can help you find a fit within our family of funds as you work toward those goals.

Thank you again for investing in Hartford Exchange-Traded Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance is not indicative of future results.
[2]	Bloomberg Barclays U.S. Aggregate Bond Index is composed of securities from the Barclays Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index, and Commercial Mortgage-Backed Securities Index.

Active Fixed Income ETFs

Hartford Corporate Bond ETF  inception 03/21/2017

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide total return, with income as a secondary objective.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund.

Cumulative Total Returns (as of 01/31/18)

	6 Months[1]	Since Inception[2]
Corporate Bond ETF (NAV Return)	1.21%	5.25%
Corporate Bond ETF (Market Price Return)	1.25%	5.58%
Bloomberg Barclays U.S. Corporate Bond Index	0.82%	4.47%

[1]	Not Annualized
[2]	Inception: 03/21/2017. Cumulative returns not annualized.

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 50,000 Shares.

Bloomberg Barclays U.S. Corporate Bond Index (reflects no deduction for fees, expenses or taxes) is a rules-based market-value weighted index engineered to measure the investment grade, fixed-rate, taxable, corporate bond market. It includes USD-denominated securities publicly issued by U.S. and non-U.S. corporate issuers.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions for the sale of Fund shares.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.44%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended January 31, 2018.

Important Risks

The fund is new and has a limited operating history. Investing involves risk, including the possible loss of principal. There is no guarantee a fund will achieve its stated objective. The net asset value (NAV) of the fund’s shares may fluctuate due to changes in the market value of the fund’s holdings, as well as the relative supply of and demand for the shares on an exchange. The fund is actively managed and does not seek to replicate the performance of a specified index. ●Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. ●Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. ●In certain instances, unlike other ETFs, the fund may effect creations and redemptions partly or wholly for cash, rather than in-kind, which may make the fund less tax-efficient and incur more fees than a more conventional ETF.

2

Hartford Corporate Bond ETF

Fund Summary

January 31, 2018 (Unaudited)

Composition by Security Type(1)

as of January 31, 2018

Category	Percentage of Net Assets
Fixed Income Securities
Corporate Bonds	89.7%
Municipal Bonds	5.9

Total	95.6%

Short-Term Investments	1.5
Other Assets & Liabilities	2.9

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

3

Hartford Municipal Opportunities ETF  inception 12/13/2017

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide current income that is generally exempt from federal income taxes and long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund.

Cumulative Total Returns (as of 01/31/18)

Since Inception[1]
Municipal Opportunities ETF (NAV Return)	-0.57%
Municipal Opportunities ETF (Market Price Return)	-0.25%
Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index	-0.82%

[1]	Inception: 12/13/2017. Cumulative returns not annualized.

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 50,000 Shares.

Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index (reflects no deduction for fees, expenses or taxes) is a sub-index of the Bloomberg Barclays Municipal Bond Index. It is a rules-based market value-weighted index of bonds with maturities of one year to 17 years engineered for the tax-exempt bond market.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions for the sale of Fund shares.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.35%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended January 31, 2018.

Important Risks

The fund is new and has a limited operating history. Investing involves risk, including the possible loss of principal. There is no guarantee a fund will achieve its stated objective. The net asset value (NAV) of the fund’s shares may fluctuate due to changes in the market value of the fund’s holdings, as well as the relative supply of and demand for the shares on an exchange. The fund is actively managed and does not seek to replicate the performance of a specified index. ●Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. ●Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. ●Municipal securities may be adversely impacted by state/local, political, economic, or market conditions. Investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable. ●In certain instances, unlike other ETFs, the fund may effect creations and redemptions partly or wholly for cash, rather than in-kind, which may make the fund less tax-efficient and incur more fees than a more conventional ETF.

4

Hartford Municipal Opportunities ETF

Fund Summary

January 31, 2018 (Unaudited)

Composition of Municipal Bonds(1)

as of January 31, 2018

Municipal Bonds	Percentage of Net Assets
Airport	7.8%
Development	1.7
Education	4.8
General Obligation	14.9
Higher Education	6.4
Medical	6.8
Nursing Homes	0.9
Other (2)	12.5
Power	2.0
School District	15.6
Tobacco	5.0
Transportation	18.5
Water	1.9
Short-Term Investments	6.3
Other Assets & Liabilities	(5.1)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.
(2)	Other refers to Special Tax District Bonds, Tax Increment Bonds and certain Community Development District bonds.

5

Hartford Quality Bond ETF  inception 03/21/2017

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to maximize total return while providing a high level of current income consistent with prudent investment risk.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund.

Cumulative Total Returns (as of 01/31/18)

	6 Months[1]	Since Inception[2]
Quality Bond ETF (NAV Return)	-0.60%	1.28%
Quality Bond ETF (Market Price Return)	-0.78%	1.26%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.36%	1.80%

[1]	Not Annualized
[2]	Inception: 03/21/2017. Cumulative returns not annualized.

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 50,000 Shares.

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index and is composed of securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions for the sale of Fund shares.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.41%. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended January 31, 2018.

Important Risks

The fund is new and has a limited operating history. Investing involves risk, including the possible loss of principal. There is no guarantee a fund will achieve its stated objective. The net asset value (NAV) of the fund’s shares may fluctuate due to changes in the market value of the fund’s holdings, as well as the relative supply of and demand for the shares on an exchange. The fund is actively managed and does not seek to replicate the performance of a specified index. ●Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. ●Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. ●The risks associated with mortgage related- and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risk. ●The purchase of securities in the To-Be-Announced (TBA) market can result in additional price and counterparty risk. ●Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. ●Privately placed, restricted (Rule 144A) securities may be more difficult to sell and price than other securities. ●The main risk of real estate related securities is that the value of the underlying real estate may decrease in value. ●The use of dollar rolls, repurchase agreements, or reverse repurchase agreements may increase the fund’s risk and volatility. ●In certain instances, unlike other ETFs, the fund may effect creations and redemptions partly or wholly for cash, rather than in-kind, which may make the fund less tax-efficient and incur more fees than a more conventional ETF.

6

Hartford Quality Bond ETF

Fund Summary

January 31, 2018 (Unaudited)

Composition by Security Type(1)

as of January 31, 2018

Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	23.5%
U.S. Government Agencies	93.1
U.S. Government Securities	5.4

Total	122.0%

Short-Term Investments	4.5
Purchased Options	0.7
Other Assets & Liabilities	(27.2)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

7

Hartford Total Return Bond ETF  inception 09/27/2017

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks a competitive total return, with income as a secondary objective.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund.

Cumulative Total Returns (as of 01/31/18)

Since Inception[1]
Total Return Bond ETF (NAV Return)	-0.43%
Total Return Bond ETF (Market Price Return)	-0.36%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.70%

[1]	Inception: 09/27/2017. Cumulative returns not annualized.

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 50,000 Shares.

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index and is composed of securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions for the sale of Fund shares.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.39%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended January 31, 2018.

Important Risks

The fund is new and has a limited operating history. Investing involves risk, including the possible loss of principal. The fund seeks to achieve its investment objective by allocating assets among different portfolio management teams. There is no guarantee a fund will achieve its stated objective. The net asset value (NAV) of the fund’s shares may fluctuate due to changes in the market value of the fund’s holdings, as well as the relative supply of and demand for the shares on an exchange. The fund is actively managed and does not seek to replicate the performance of a specified index. ●Fixed income security risks include credit, liquidity, call, duration, and interest rate risk. As interest rates rise, bond prices generally fall. ●Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. ●Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. ●The risks associated with mortgage related- and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, credit and extension risks. ●The fund may purchase securities in the To-Be-Announced (TBA) market, which can subject the fund to additional price and counterparty risk. ● Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. ●Foreign investments may be

8

Hartford Total Return Bond ETF  inception 09/27/2017

more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. ●Privately placed, restricted (Rule 144A) securities may be more difficult to sell and price than other securities. ●In certain instances, unlike other ETFs, the fund may effect creations and redemptions partly or wholly for cash, rather than in-kind, which may make the fund less tax-efficient and incur more fees than a more conventional ETF.

9

Hartford Total Return Bond ETF

Fund Summary

January 31, 2018 (Unaudited)

Composition by Security Type(1)

as of January 31, 2018

Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	17.0%
Corporate Bonds	28.3
Foreign Government Obligations	1.1
Municipal Bonds	0.6
Senior Floating Rate Interests	5.4
U.S. Government Agencies	30.1
U.S. Government Securities	32.5

Total	115.0%

Short-Term Investments	13.8
Other Assets & Liabilities	(28.8)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

10

Active Fixed Income ETFs

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including investment management fees and certain other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of August 1, 2017 through January 31, 2018, except as indicated below. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratio below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of shares of the Funds. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different exchange-traded funds. In addition, if these transactional costs were included, your costs would be higher. Expense ratios may vary period to period because of various factors, such as an increase in expenses not covered by the management fee (including expenses of the independent trustees and their counsel, extraordinary expenses and interest expense). Expenses are equal to a Fund’s annualized expense ratio multiplied by average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Hartford Corporate Bond ETF

Actual Return			Hypothetical (5% return before expenses)
Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses paid during the period August 1, 2017 through January 31, 2018	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses paid during the period August 1, 2017 through January 31, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
$1,000.00	$1,012.10	$2.23	$1,000.00	$1,022.99	$2.24	0.44%	184	365

11

Active Fixed Income ETFs

Expense Examples (Unaudited) – (continued)

Hartford Municipal Opportunities ETF(1)

Actual Return			Hypothetical (5% return before expenses)*
Beginning Account Value December 13, 2017	Ending Account Value January 31, 2018	Expenses paid during the period December 13, 2017 through January 31, 2018	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses paid during the period August 1, 2017 through January 31, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
$1,000.00	$994.30	$0.47	$1,000.00	$1,023.44	$1.79	0.35%	184	365

*	Please note that while the Fund commenced operations on December 13, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period August 1, 2017 to January 31, 2018.
(1)	Commenced operations on December 13, 2017.

Hartford Quality Bond ETF

Actual Return			Hypothetical (5% return before expenses)
Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses paid during the period August 1, 2017 through January 31, 2018	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses paid during the period August 1, 2017 through January 31, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
$1,000.00	$994.00	$1.96	$1,000.00	$1,023.24	$1.99	0.39%	184	365

Hartford Total Return Bond ETF(1)

Actual Return			Hypothetical (5% return before expenses)*
Beginning Account Value September 27, 2017	Ending Account Value January 31, 2018	Expenses paid during the period September 27, 2017 through January 31, 2018	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses paid during the period August 1, 2017 through January 31, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
$1,000.00	$995.70	$1.34	$1,000.00	$1,023.24	$1.99	0.39%	184	365

*	Please note that while the Fund commenced operations on September 27, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period August 1, 2017 to January 31, 2018.
(1)	Commenced operations on September 27, 2017.

12

Hartford Corporate Bond ETF

Schedule of Investments

January 31, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 89.7%
		Agriculture - 2.7%
$	190,000	BAT Capital Corp. 3.22%, 08/15/2024(1)	$187,083
	220,000	Imperial Brands Finance plc 3.75%, 07/21/2022(2)	224,922

			412,005

		Apparel - 0.8%
	130,000	NIKE, Inc. 2.38%, 11/01/2026	122,377

		Auto Manufacturers - 2.9%
	150,000	Daimler Finance North America LLC 3.88%, 09/15/2021(1)	154,722
	90,000	General Motors Financial Co., Inc. 3.10%, 01/15/2019	90,588
	200,000	Volkswagen Group of America Finance LLC 2.40%, 05/22/2020(2)	198,592

			443,902

		Beverages - 1.0%
	140,000	Anheuser-Busch InBev Worldwide, Inc. 4.44%, 10/06/2048	148,162

		Chemicals - 2.2%
	70,000	Agrium, Inc. 4.13%, 03/15/2035	70,557
	260,000	Sherwin-Williams Co. 2.25%, 05/15/2020	257,583

			328,140

		Commercial Banks - 22.4%
		Bank of America Corp.
	230,000	2.50%, 10/21/2022	224,843
	115,000	3 mo. USD LIBOR + 1.090%, 3.09%, 10/01/2025(3)	112,858
	80,000	4.18%, 11/25/2027	81,964
	110,000	3 mo. USD LIBOR + 1.990%, 4.44%, 01/20/2048(3)	119,939
	140,000	Bank of Nova Scotia 4.50%, 12/16/2025	145,745
	200,000	Barclays plc 3.68%, 01/10/2023	201,545
	200,000	BNP Paribas S.A. 5 year USD Swap + 5.150%, 7.38%, 08/19/2025(2)(3)(4)	229,750
	150,000	Capital One Financial Corp. 3.75%, 03/09/2027	149,006
		Citigroup, Inc.
	40,000	5.30%, 05/06/2044	46,562
	30,000	6.68%, 09/13/2043	40,819
	160,000	Deutsche Bank AG 3.70%, 05/30/2024	159,155
		Goldman Sachs Group, Inc.
	80,000	3.85%, 01/26/2027	80,805
	60,000	6.75%, 10/01/2037	79,151
	200,000	HSBC Holdings plc 3 mo. USD LIBOR + 1.055%, 3.26%, 03/13/2023(3)	200,492
		JP Morgan Chase & Co.
	80,000	3 mo. USD LIBOR + 1.337%, 3.78%, 02/01/2028(3)	81,456
	150,000	3 mo. USD LIBOR + 1.580%, 4.26%, 02/22/2048(3)	158,465
	220,000	Macquarie Bank Ltd. 4.88%, 06/10/2025(1)	229,280

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 89.7% - (continued)
		Commercial Banks - 22.4% - (continued)
		Morgan Stanley
$	110,000	2.63%, 11/17/2021	$108,424
	70,000	2.65%, 01/27/2020	69,987
	80,000	3.95%, 04/23/2027	80,550
	200,000	Norddeutsche Landesbank Girozentrale 6.25%, 04/10/2024(2)	205,645
		UniCredit S.p.A.
	200,000	4.63%, 04/12/2027(2)	208,404
	200,000	5 year USD ICE Swap + 3.703%, 5.86%, 06/19/2032(1)(3)	213,146
		Wells Fargo & Co.
	70,000	4.13%, 08/15/2023	72,861
	100,000	5.38%, 11/02/2043	118,673

			3,419,525

		Commercial Services - 0.8%
	120,000	ERAC USA Finance LLC 4.20%, 11/01/2046(1)	115,586

		Diversified Financial Services - 1.6%
	240,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.50%, 05/15/2021	249,519

		Electric - 8.2%
	40,000	Appalachian Power Co. 4.45%, 06/01/2045	43,683
	70,000	Cleco Corporate Holdings LLC 4.97%, 05/01/2046	75,753
		Consolidated Edison Co. of New York, Inc.
	40,000	3.13%, 11/15/2027	39,322
	75,000	3.88%, 06/15/2047	76,392
	240,000	Fortis, Inc. 3.06%, 10/04/2026	226,986
	75,000	Georgia Power Co. 4.30%, 03/15/2042	79,274
	40,000	Indiana Michigan Power Co. 4.55%, 03/15/2046	44,578
	190,000	Kansas City Power & Light Co. 3.65%, 08/15/2025	191,806
	120,000	Oglethorpe Power Corp. 5.25%, 09/01/2050	133,510
	215,000	Pacific Gas & Electric Co. 3.30%, 03/15/2027	207,234
	125,000	Southern Co. 4.40%, 07/01/2046	129,494

			1,248,032

		Electrical Components & Equipment - 0.5%
	70,000	FirstEnergy Transmission, LLC 4.35%, 01/15/2025(2)	73,112

		Electronics - 0.2%
	35,000	Keysight Technologies, Inc. 4.60%, 04/06/2027	36,293

		Environmental Control - 0.7%
	110,000	Republic Services, Inc. 3.38%, 11/15/2027	108,444

		Food - 1.3%
		Kraft Heinz Foods Co.
	110,000	3.00%, 06/01/2026	103,376
	90,000	4.38%, 06/01/2046	87,987

			191,363

The accompanying notes are an integral part of these financial statements.

13

Hartford Corporate Bond ETF

Schedule of Investments – (continued)

January 31, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 89.7% - (continued)
		Forest Products & Paper - 1.0%
$	140,000	International Paper Co. 5.15%, 05/15/2046	$158,404

		Gas - 0.7%
	110,000	Sempra Energy 3.55%, 06/15/2024	111,103

		Healthcare-Services - 4.2%
	230,000	Anthem, Inc. 2.95%, 12/01/2022	227,494
	75,000	Dignity Health 5.27%, 11/01/2064	78,544
	60,000	Sutter Health 2.29%, 08/15/2053	59,248
	190,000	UnitedHealth Group, Inc. 6.88%, 02/15/2038	268,603

			633,889

		Household Products/Wares - 1.4%
	230,000	Reckitt Benckiser Treasury Services plc 2.75%, 06/26/2024(1)	220,872

		Insurance - 6.2%
	150,000	Aon plc 3.88%, 12/15/2025	153,438
	150,000	CNA Financial Corp. 3.45%, 08/15/2027	145,152
	200,000	MetLife, Inc. 4.05%, 03/01/2045	199,054
	200,000	QBE Insurance Group Ltd. 10 year USD Swap + 4.395%, 5.88%, 06/17/2046(2)(3)	215,361
	230,000	Voya Financial, Inc. 3.65%, 06/15/2026	228,657

			941,662

		Media - 7.6%
	120,000	21st Century Fox America, Inc. 6.15%, 02/15/2041	158,042
		Charter Communications Operating LLC / Charter Communications Operating Capital
	110,000	4.46%, 07/23/2022	113,782
	75,000	5.38%, 05/01/2047	77,459
	110,000	Comcast Corp. 3.20%, 07/15/2036	102,011
	90,000	Discovery Communications LLC 5.00%, 09/20/2037	91,926
	330,000	Time Warner Cable LLC 8.25%, 04/01/2019	351,149
		Viacom, Inc.
	140,000	3.88%, 12/15/2021	143,451
	117,000	4.38%, 03/15/2043	107,107
	19,000	5.25%, 04/01/2044	19,497

			1,164,424

		Oil & Gas - 1.4%
	55,000	Anadarko Petroleum Corp. 6.60%, 03/15/2046	71,326
	140,000	Shell International Finance B.V. 4.00%, 05/10/2046	145,213

			216,539

		Pharmaceuticals - 1.3%
		Allergan Funding SCS
	80,000	4.55%, 03/15/2035	83,609

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 89.7% - (continued)
		Pharmaceuticals - 1.3% - (continued)
$	110,000	4.85%, 06/15/2044	$117,345

			200,954

		Pipelines - 4.2%
	230,000	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 4.25%, 12/01/2027	231,326
		Energy Transfer L.P.
	150,000	4.20%, 04/15/2027	148,621
	50,000	4.65%, 06/01/2021	52,197
	90,000	4.75%, 01/15/2026	93,163
	110,000	MPLX L.P. 5.20%, 03/01/2047	121,229

			646,536

		Real Estate Investment Trusts - 5.7%
	150,000	Brandywine Operating Partnership L.P. 4.55%, 10/01/2029	149,973
	150,000	Brixmor Operating Partnership L.P. 3.90%, 03/15/2027	145,287
	300,000	Crown Castle International Corp. 3.40%, 02/15/2021	304,031
		DDR Corp.
	150,000	4.25%, 02/01/2026	152,269
	110,000	4.70%, 06/01/2027	114,779

			866,339

		Retail - 1.0%
	150,000	Kohl’s Corp. 5.55%, 07/17/2045	151,007

		Semiconductors - 0.7%
	110,000	Applied Materials, Inc. 3.30%, 04/01/2027	109,209

		Software - 3.1%
	220,000	Microsoft Corp. 3.45%, 08/08/2036	219,388
		Oracle Corp.
	130,000	2.65%, 07/15/2026	123,614
	125,000	2.95%, 11/15/2024	123,600

			466,602

		Telecommunications - 4.9%
		AT&T, Inc.
	255,000	4.30%, 02/15/2030(1)	251,747
	200,000	4.90%, 08/14/2037	202,705
	80,000	5.15%, 02/14/2050	80,922
		Verizon Communications, Inc.
	35,000	4.67%, 03/15/2055	34,296
	175,000	4.86%, 08/21/2046	181,548

			751,218

		Transportation - 1.0%
	150,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.38%, 02/01/2022(1)	151,101

		Total Corporate Bonds (cost $13,559,510)	$13,686,319

MUNICIPAL BONDS - 5.9%
		Development - 1.5%
$	160,000	California State, GO Taxable 7.50%, 04/01/2034	$233,986

The accompanying notes are an integral part of these financial statements.

14

Hartford Corporate Bond ETF

Schedule of Investments – (continued)

January 31, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 5.9% - (continued)
		General - 1.1%
$	90,000	Chicago, IL, Transit Auth 6.90%, 12/01/2040	$120,356
	40,000	Kansas Development Finance Auth, Taxable Rev 4.73%, 04/15/2037	42,903

			163,259

		General Obligation - 2.3%
	130,000	City of Houston TX 6.29%, 03/01/2032	151,374
		Illinois State, GO
	110,000	5.10%, 06/01/2033	107,081
	10,000	5.88%, 03/01/2019	10,275
	80,000	State of Illinois, GO 4.35%, 06/01/2018	80,438

			349,168

		Medical - 1.0%
	110,000	University of California, Regents MedCenter Pooled Rev 6.55%, 05/15/2048	152,232

		Total Municipal Bonds (cost $866,921)	$898,645

		Total Long-Term Investments (cost $14,426,431)	$14,584,964

SHORT-TERM INVESTMENTS - 1.5%
		Other Investment Pools & Funds - 1.5%
$	232,447	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.23%(5)	$232,447

Total Short-Term Investments (cost $232,447)		$232,447

Total Investments (cost $14,658,878)	97.1%	$14,817,411
Other Assets & Liabilities	2.9%	448,630

Total Net Assets	100.0%	$15,266,041

The accompanying notes are an integral part of these financial statements.

15

Hartford Corporate Bond ETF

Schedule of Investments – (continued)

January 31, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $1,523,537, which represented 10.0% of total net assets.

(2)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $1,355,786, which represented 8.9% of total net assets.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2018.

(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(5)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 10-Year Note Future	2	03/20/2018	$243,156	$(4,253)
U.S. Treasury 2-Year Note Future	4	03/29/2018	852,938	(3,445)
U.S. Treasury 5-Year Note Future	7	03/29/2018	802,977	(3,185)

Total				$(10,883)

Short position contracts:
U.S. Treasury Ultra Bond Future	2	03/20/2018	$323,875	$809
U.S. Treasury Ultra Long Term Bond Future	14	03/20/2018	1,822,844	50,037

Total				$50,846

Total futures contracts				$39,963

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Currency Abbreviations:
USD	United States Dollar

Municipal Abbreviations:
GO	General Obligation
Rev	Revenue

The accompanying notes are an integral part of these financial statements.

16

Hartford Corporate Bond ETF

Schedule of Investments – (continued)

January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Corporate Bonds	$13,686,319	$—	$13,686,319	$—
Municipal Bonds	898,645	—	898,645	—
Short-Term Investments	232,447	232,447	—	—
Futures Contracts(2)	50,846	50,846	—	—

Total	$14,868,257	$283,293	$14,584,964	$—

Liabilities
Futures Contracts(2)	$(10,883)	$(10,883)	$—	$—

Total	$(10,883)	$(10,883)	$—	$—

(1)	For the six-month period ended January 31, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

17

Hartford Municipal Opportunities ETF

Schedule of Investments

January 31, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 98.8%
		Alabama - 1.0%
$	100,000	Jefferson County, AL, Board of Education 5.00%, 02/01/2042(1)	$112,813

		Arizona - 0.9%
	110,000	Tempe, AZ, Industrial Dev Auth 4.00%, 10/01/2023(2)	110,520

		California - 1.3%
	145,000	California County Tobacco Securitization Agency 5.00%, 06/01/2020	156,509

		Colorado - 3.1%
	300,000	Jefferson County, CO, School Dist 5.00%, 12/15/2027	364,644

		Connecticut - 3.6%
	380,000	State of Connecticut 5.00%, 11/15/2025	433,538

		Delaware - 2.8%
	320,000	Delaware River & Bay Auth 4.00%, 01/01/2019	327,024

		Florida - 4.6%
	280,000	Citizens Property, CO, Insurance Corp. 5.00%, 06/01/2018	283,410
	250,000	South Miami, FL, Health Facs Auth 5.00%, 08/15/2019	262,495

			545,905

		Georgia - 3.6%
	200,000	Burke County, GA, DA Rev 3.00%, 11/01/2045(1)	199,172
	200,000	Main Street, GA, Natural Gas Inc 5.50%, 09/15/2023	231,382

			430,554

		Illinois - 14.7%
		Chicago, IL, Board of Education
	105,000	0.00%, 12/01/2023(3)	83,875
	65,000	5.00%, 12/01/2020	67,799
		City of Chicago, IL, Wastewater Transmission Rev
	90,000	5.00%, 01/01/2027	100,772
	50,000	5.50%, 01/01/2030	57,241
	100,000	Cook County, IL 5.00%, 11/15/2021(1)	110,383
	150,000	Illinois Finance Auth. 5.00%, 11/15/2045	163,927
	300,000	Illinois State Toll Highway Auth 5.00%, 01/01/2030	354,789
	150,000	Kendall Kane & Will Counties, IL, USD 0.00%, 02/01/2027(3)	111,245
		Railsplitter, IL, Tobacco Settlement Auth
	150,000	5.00%, 06/01/2022	166,011
	75,000	5.25%, 06/01/2021	82,508
		State of Illinois
	115,000	5.00%, 06/15/2027	132,275
	300,000	5.00%, 11/01/2027	320,751

			1,751,576

		Massachusetts - 2.2%
	250,000	Massachusetts Dev. Finance Agency 5.00%, 07/01/2020	266,790

		Minnesota - 4.3%
	275,000	Duluth, MN, ISD, No. 709 5.00%, 02/01/2022	303,201

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 98.8% - (continued)
		Minnesota - 4.3% - (continued)
$	200,000	State Francis, MN, ISD, No. 15 4.00%, 02/01/2030(1)	$209,436

			512,637

		New Jersey - 4.5%
	255,000	New Jersey Educational Facs. Auth 5.00%, 06/01/2020	269,336
	250,000	New Jersey Turnpike Auth. 4.00%, 01/01/2033	264,905

			534,241

		New York - 18.2%
	360,000	City of New York NY 5.00%, 08/01/2028	434,927
	200,000	Metropolitan, NY, Transportation Auth 5.00%, 11/15/2034	234,394
	255,000	New York City, NY, Transitional Finance Auth 4.50%, 11/01/2019	267,913
		New York State Dormitory Auth.
	160,000	3.00%, 07/01/2019	163,480
	400,000	5.00%, 02/15/2031	472,832
	300,000	5.00%, 07/01/2039	314,544
	275,000	New York State Thruway Auth. 4.00%, 05/01/2019	283,564

			2,171,654

		North Carolina - 2.9%
	300,000	Raleigh Durham Airport Auth, NC 5.00%, 05/01/2028	344,490

		Ohio - 1.6%
	200,000	Buckeye, OH, Tobacco Settlement Finance Auth 5.88%, 06/01/2047	193,498

		Oregon - 2.3%
	200,000	State of Oregon 4.00%, 12/01/2048	213,946
	100,000	Washington Clackamas & Yamhill Counties, OR, School Dist No. 88J 0.01%, 06/15/2034(1)	53,630

			267,576

		Pennsylvania - 7.8%
	250,000	City of Philadelphia PA, Airport Rev. 5.00%, 07/01/2027	293,200
	250,000	Pennsylvania Higher Educational Facs. Auth 5.00%, 05/01/2025	290,285
	300,000	Pennsylvania Turnpike Commission 5.00%, 12/01/2030	346,047

			929,532

		Puerto Rico - 0.7%
		Puerto Rico Electric Power Auth
	50,000	5.00%, 07/01/2019	50,167
	35,000	5.25%, 07/01/2019	35,235

			85,402

		Texas - 12.5%
	250,000	Belton, TX, ISD 5.00%, 02/15/2032	293,203
	500,000	Castleberry, TX, ISD 4.00%, 02/15/2034	535,630
	65,000	City of Houston TX Combined Utility System Rev 5.00%, 05/15/2026	75,462

The accompanying notes are an integral part of these financial statements.

18

Hartford Municipal Opportunities ETF

Schedule of Investments – (continued)

January 31, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 98.8% - (continued)
		Texas - 12.5% - (continued)
$	100,000	Harris County-Houston, TX, Sports Auth 5.00%, 11/15/2020	$108,144
	100,000	Kerrville, TX, Health Facs Development Corp. 5.00%, 08/15/2024	112,927
	150,000	Lower, TX, Colorado River Auth 5.00%, 05/15/2019	156,365
		North Texas Tollway Auth
	125,000	5.00%, 01/01/2019	128,955
	70,000	6.25%, 02/01/2023	75,453

			1,486,139

		Washington - 3.8%
	160,000	Port of Seattle WA 5.50%, 09/01/2020	174,520
	250,000	State of Washington 5.00%, 08/01/2025	278,168

			452,688

		Wisconsin - 2.4%
	250,000	Public Finance Auth, WI 5.00%, 09/30/2024	283,010

		Total Municipal Bonds (cost $11,874,981)	$11,760,740

		Total Long-Term Investments (cost $11,874,981)	$11,760,740

SHORT-TERM INVESTMENTS - 6.3%
		Other Investment Pools & Funds - 6.3%
$	752,628	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.22%(4)	$752,628

		Total Short-Term Investments (cost $752,628)	$752,628

Total Investments (cost $12,627,609)	105.1%	$12,513,368
Other Assets & Liabilities	(5.1)%	(604,872)

Total Net Assets	100.0%	$11,908,496

The accompanying notes are an integral part of these financial statements.

19

Hartford Municipal Opportunities ETF

Schedule of Investments – (continued)

January 31, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $687,880 at January 31, 2018.

(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At January 31, 2018, the aggregate value of this security was $110,520, which represented 0.9% of total net assets.

(3)	Security is a zero-coupon bond.

(4)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Abbreviations:
DA	Development Authority
ISD	Independent School District
PA	Port Authority
Rev	Revenue
USD	United School District

The accompanying notes are an integral part of these financial statements.

20

Hartford Municipal Opportunities ETF

Schedule of Investments – (continued)

January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Municipal Bonds	$11,760,740	$—	$11,760,740	$—
Short-Term Investments	752,628	752,628	—	—

Total	$12,513,368	$752,628	$11,760,740	$—

(1)	For the period ended January 31, 2018, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

21

Hartford Quality Bond ETF

Schedule of Investments

January 31, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 23.5%
		Asset-Backed - Automobile - 1.3%
$	100,000	Hertz Vehicle Financing II L.P. 3.29%, 02/25/2024(1)	$99,989
	149,000	Santander Drive Auto Receivables Trust 3.65%, 12/15/2021	150,639

			250,628

		Asset-Backed - Credit Card - 0.7%
	130,000	Master Credit Card Trust 3.74%, 07/22/2024(1)	130,000

		Asset-Backed - Finance & Insurance - 1.7%
	54,725	Domino’s Pizza Master Issuer LLC 3.08%, 07/25/2047(1)	54,162
	100,000	NRZ Excess Spread-Collateralized Notes 3.19%, 01/25/2023(1)	99,999
	186,000	OneMain Financial Issuance Trust 2.37%, 09/14/2032(1)	183,188

			337,349

		Asset-Backed - Student Loan - 0.3%
	67,687	SLM Student Loan Trust 3 mo. USD LIBOR + 0.040%, 1.79%, 01/25/2019(2)	67,507

		Commercial Mortgage - Backed Securities - 10.9%
	150,000	Commercial Mortgage Trust 3.70%, 08/10/2048	154,646
		CSAIL Commercial Mortgage Trust
	200,000	3.50%, 06/15/2057	203,162
	199,206	3.72%, 08/15/2048	204,889
	150,000	3.81%, 11/15/2048	155,029
		FREMF Mortgage Trust
	80,000	3.16%, 04/25/2046(1)(3)	79,966
	200,000	3.63%, 07/25/2046(1)(3)	201,323
	200,000	3.94%, 08/25/2023(1)(3)	204,079
	200,000	4.13%, 02/25/2046(1)(3)	201,383
	200,000	4.34%, 12/25/2044(1)(3)	207,634
	135,450	Nelnet Student Loan Trust 1 mo. USD LIBOR + 0.630%, 2.19%, 01/25/2037(1)(2)	134,852
	200,000	VNDO Mortgage Trust 3.34%, 11/15/2030(1)(3)	198,673
	196,000	WF-RBS Commercial Mortgage Trust 3.61%, 11/15/2047	200,741

			2,146,377

		Whole Loan Collateral CMO - 8.6%
	71,821	COLT Mortgage Loan Trust 3.75%, 12/26/2046(1)(3)	72,180
		Fannie Mae Connecticut Avenue Securities
	147,758	1 mo. USD LIBOR + 0.550%, 2.11%, 01/25/2030(2)	147,909
	85,003	1 mo. USD LIBOR + 0.850%, 2.41%, 11/25/2029(2)	85,471
	140,674	1 mo. USD LIBOR + 1.150%, 2.71%, 09/25/2029(2)	141,844
	67,597	1 mo. USD LIBOR + 1.950%, 3.51%, 08/25/2028(2)	68,083
	135,000	1 mo. USD LIBOR + 4.250%, 5.81%, 01/25/2029(2)	152,304
	150,000	1 mo. USD LIBOR + 4.450%, 6.01%, 01/25/2029(2)	168,703

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 23.5% - (continued)
		Whole Loan Collateral CMO - 8.6% - (continued)
$	162,948	1 mo. USD LIBOR + 5.700%, 7.26%, 04/25/2028(2)	$187,823
	59,070	LSTAR Securities Investment Ltd. 1 mo. USD LIBOR + 1.750%, 0.03%, 10/01/2022(1)(2)	58,800
	34,511	New Residential Mortgage Loan Trust 3.75%, 05/25/2054(1)(3)	34,755
		Towd Point Mortgage Trust
	336,260	1 mo. USD LIBOR + 0.600%, 2.16%, 02/25/2057(1)(2)	335,011
	55,580	2.75%, 02/25/2055(1)(3)	55,327
	200,000	Verus Securitization Trust 3.70%, 07/25/2047(1)	200,458

			1,708,668

		Total Asset & Commercial Mortgage Backed Securities (cost $4,657,194)	$4,640,529

U.S. GOVERNMENT AGENCIES - 93.1%
		FHLMC - 36.0%
$	698,373	0.61%, 03/25/2027(3)(4)	$33,057
	879,352	0.71%, 01/25/2024(3)(4)	32,405
	231,643	2.50%, 12/15/2026(4)	12,256
	303,369	2.50%, 01/15/2028(4)	25,769
	231,023	2.50%, 02/15/2028(4)	18,109
	524,334	2.50%, 03/15/2028(4)	42,651
	47,872	2.50%, 05/15/2028(4)	3,751
	235,961	1 mo. USD LIBOR + 1.200%, 2.76%, 07/25/2029(2)	238,800
	232,530	1 mo. USD LIBOR + 1.120%, 2.76%, 08/25/2029(2)	234,778
	93,172	3.00%, 04/15/2028(4)	8,356
	275,000	3.00%, 02/01/2033(5)	276,289
	420,944	3.00%, 02/01/2037	415,998
	42,000	3.00%, 04/15/2042	39,493
	109,405	3.00%, 01/15/2045	97,861
	76,000	3.00%, 02/01/2048(5)	74,474
	155,000	3.12%, 10/25/2031(3)	151,779
	150,000	3.19%, 07/25/2027	151,124
	135,000	1 mo. USD LIBOR + 1.800%, 3.36%, 07/25/2030(2)	134,927
	375,000	3.41%, 12/25/2026	384,621
	100,000	3.43%, 01/25/2027(3)	102,695
	102,448	3.50%, 01/15/2028(4)	10,146
	950,000	3.50%, 02/01/2048(5)	959,203
	205,625	1 mo. USD LIBOR + 2.200%, 3.76%, 02/25/2024(2)	211,895
	250,000	1 mo. USD LIBOR + 2.250%, 3.81%, 11/25/2028(2)	256,405
	52,419	4.00%, 03/15/2028(4)	5,473
	211,092	4.00%, 06/15/2028(4)	22,751
	217,474	4.00%, 09/01/2047	224,939
	275,000	4.00%, 02/01/2048(5)	284,190
	250,000	1 mo. USD LIBOR + 2.900%, 4.46%, 07/25/2028(2)	257,639
	1,567,500	4.50%, 02/01/2048(5)	1,651,460
	122,488	5.00%, 09/01/2023	131,111
	102,263	5.00%, 01/01/2024	109,462

The accompanying notes are an integral part of these financial statements.

22

Hartford Quality Bond ETF

Schedule of Investments – (continued)

January 31, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 93.1% - (continued)
		FHLMC - 36.0% - (continued)
$	79,830	5.00%, 07/01/2030	$85,542
	68,014	5.00%, 09/01/2031	72,801
	63,304	5.00%, 11/01/2031	67,775
	99,704	5.00%, 07/01/2035	106,723
	102,589	5.50%, 04/15/2036(4)	21,986
	150,000	5.50%, 02/01/2048(5)	162,671

			7,121,365

		FNMA - 34.9%
	100,000	0.00%, 09/25/2041(4)(6)	61,951
	85,112	1.62%, 04/25/2055(3)(4)	4,008
	102,254	1.80%, 06/25/2055(3)(4)	4,788
	69,812	2.00%, 09/25/2039	65,905
	94,073	2.85%, 06/01/2027	92,613
	185,000	2.97%, 06/01/2027	182,900
	689,458	3.00%, 01/01/2027	685,910
	75,976	3.00%, 02/25/2027(4)	6,122
	156,633	3.00%, 11/25/2027(4)	15,633
	274,924	3.00%, 02/25/2028(4)	25,376
	218,812	3.00%, 09/25/2044	199,747
	108,860	3.00%, 04/25/2045	97,974
	965,288	3.00%, 02/01/2047	946,734
	475,000	3.00%, 02/01/2048(5)	465,556
	400,000	3.10%, 01/01/2026	401,545
	400,000	3.21%, 07/01/2026	404,315
	107,903	3.50%, 05/25/2027(4)	11,209
	58,777	3.50%, 02/25/2031(4)	5,706
	31,258	3.50%, 09/01/2043	31,611
	87,795	3.50%, 10/25/2046(4)	20,590
	175,000	3.50%, 02/01/2048(5)	176,641
	375,000	3.55%, 02/01/2030	384,371
	151,032	4.00%, 05/25/2027(4)	14,979
	125,000	4.00%, 02/01/2033(5)	127,892
	75,036	4.00%, 11/01/2043	77,660
	182,006	4.00%, 11/25/2043	187,792
	15,691	4.00%, 10/01/2044	16,282
	27,164	4.00%, 03/01/2045	28,086
	44,068	4.00%, 07/01/2045	45,945
	23,576	4.00%, 08/01/2045	24,369
	47,433	4.00%, 04/01/2047	49,467
	1,695,000	4.00%, 02/01/2048(5)	1,750,816
	125,000	5.00%, 02/01/2048(5)	133,470
	34,995	5.50%, 04/25/2037	38,055
	75,000	5.50%, 02/01/2048(5)	81,531
	138,273	6.00%, 09/25/2047(4)	32,679

			6,900,228

		GNMA - 22.2%
	13,719	1.75%, 09/20/2043	13,110
	54,201	3.00%, 09/16/2042	49,127
	29,332	3.00%, 09/20/2042	26,619
	57,561	3.00%, 02/16/2043(4)	10,376
	300,000	3.00%, 09/20/2046	284,351
	324,957	3.00%, 04/20/2047	321,991
	1,492,193	3.00%, 11/20/2047	1,478,576
	399,145	3.00%, 12/20/2047	395,503
	42,672	3.50%, 07/20/2040(4)	4,963
	79,459	3.50%, 02/20/2041(4)	9,751
	91,679	3.50%, 04/20/2042(4)	12,436
	125,393	3.50%, 10/20/2042(4)	26,225
	24,548	3.50%, 08/20/2047	25,014
	572,087	3.50%, 11/20/2047	582,936

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 93.1% - (continued)
		GNMA - 22.2% - (continued)
$	33,279	4.00%, 02/15/2041	$34,970
	55,680	4.00%, 03/20/2043(4)	12,534
	97,283	4.00%, 03/20/2047(4)	18,959
	121,663	4.00%, 07/20/2047(4)	24,543
	197,791	4.00%, 10/20/2047	205,530
	174,007	4.00%, 11/20/2047	180,969
	225,000	4.00%, 02/01/2048(5)	232,813
	260,000	4.50%, 02/01/2048(5)	271,781
	106,851	5.00%, 02/16/2040(4)	26,324
	82,176	5.00%, 01/16/2047(4)	19,575
	75,000	5.00%, 02/01/2048(5)	79,068
	14,452	5.50%, 05/20/2038	15,635
	65,544	6.00%, 02/20/2046(4)	15,300

			4,378,979

		Total U.S. Government Agencies (cost $18,630,426)	$18,400,572

U.S. GOVERNMENT SECURITIES - 5.4%
		Other Direct Federal Obligations - 0.6%
		FHLB - 0.6%
$	110,000	Tennessee Valley Authority 4.25%, 09/15/2065	$127,358

			127,358

		U.S. Treasury Securities - 4.8%
		U.S. Treasury Notes - 4.8%
	940,537	U.S. Treasury Notes 0.63%, 01/15/2026(7)	943,279

			943,279

		Total U.S. Government Securities (cost $1,066,628)	$1,070,637

		Total Long-Term Investments (cost $24,354,248)	$24,111,738

SHORT-TERM INVESTMENTS - 4.5%
		Other Investment Pools & Funds - 4.5%
$	883,696	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.23%(8)	$883,696

		Total Short-Term Investments (cost $883,696)	$883,696

Total Investments Excluding Purchased Options (cost $25,237,944)	126.5%	$24,995,434

Total Purchased Options (cost $166,560)	0.7%	$149,346

Total Investments (cost $25,404,504)	127.2%	$25,144,780
Other Assets and Liabilities	(27.2)%	(5,384,481)

Total Net Assets	100.0%	$19,760,299

The accompanying notes are an integral part of these financial statements.

23

Hartford Quality Bond ETF

Schedule of Investments – (continued)

January 31, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $2,551,779, which represented 12.9% of total net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2018.

(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Securities disclosed are interest-only strips.

(5)	Represents or includes a TBA transaction.

(6)	Security is a zero-coupon bond.

(7)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(8)	Current yield as of period end.

OTC Swaption Contracts Outstanding at January 31, 2018
Description	Counter- party	Exercise Price/FX Rate/Rate	Pay/Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57	GSC	2.45%	Receive	08/02/27	USD	100,000	100,000	$11,385	$10,910	$475
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57	MSC	2.45%	Pay	08/02/27	USD	400,000	400,000	45,540	64,327	(18,787)

Total Calls							500,000	$56,925	$75,237	$(18,312)

Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57	GSC	2.45%	Receive	08/02/27	USD	100,000	100,000	$18,484	$17,530	$954
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57	MSC	2.45%	Pay	08/02/27	USD	400,000	400,000	73,937	73,793	144

Total Puts							500,000	$92,421	$91,323	$1,098

Total purchased swaption contracts							1,000,000	$149,346	$166,560	$(17,214)

Futures Contracts Outstanding at January 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 10-Year Note Future	36	03/20/2018	$4,376,812	$(97,921)
U.S. Treasury Long Bond Future	4	03/20/2018	591,250	(21,999)
U.S. Treasury Ultra Bond Future	9	03/20/2018	1,457,438	(43,673)

Total				$(163,593)

Short position contracts:
U.S. Treasury 2-Year Note Future	3	03/29/2018	$639,703	$4,166
U.S. Treasury 5-Year Note Future	4	03/29/2018	458,844	2,610

Total				$6,776

Total futures contracts				$(156,817)

The accompanying notes are an integral part of these financial statements.

24

Hartford Quality Bond ETF

Schedule of Investments – (continued)

January 31, 2018 (Unaudited)

TBA Sale Commitments Outstanding at January 31, 2018
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
FNMA, 2.50%	$300,000	02/01/2033	$(295,453)	$2,156
FNMA, 3.00%	1,855,500	02/01/2048	(1,818,607)	29,065
FNMA, 3.50%	25,000	02/01/2048	(25,234)	382
FNMA, 4.00%	250,000	02/01/2048	(258,233)	2,959
FNMA, 4.50%	1,165,000	02/01/2048	(1,227,983)	9,941
GNMA, 3.00%	1,900,000	02/01/2048	(1,881,000)	23,025
GNMA, 3.50%	820,000	02/01/2048	(834,863)	9,109

Total (proceeds receivable $6,418,010)			$(6,341,373)	$76,637

At January 31, 2018, the aggregate market value of TBA Sale Commitments represents (32.1)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at January 31, 2018
Reference Entity	Counter- party	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CMBX.NA.AAA.9 MSC	USD	380,000	(0.50%)	09/17/58	Monthly	$—	$(47)	$(2,648)	$(2,601)

Sell protection:
CMBX.NA.AAA.10 MSC	USD	405,000	0.50%	11/17/59	Monthly	$—	$(2,138)	$1,878	$4,016
CMBX.NA.BBB.9 MSC	USD	100,000	3.00%	09/17/58	Monthly	—	(10,245)	(8,763)	1,482

Total						$—	$(12,383)	$(6,885)	$5,498

Total traded indices						$—	$(12,430)	$(9,533)	$2,897

Total OTC contracts						$—	$(12,430)	$(9,533)	$2,897

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2018
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3M USD LIBOR	2.28% Fixed	USD	925,000	07/14/27	Semi-Annual	$—	$—	$35,400	$35,400
3M USD LIBOR	2.25% Fixed	USD	1,650,000	03/21/28	Semi-Annual	24,894	—	74,948	50,054
3M USD LIBOR	2.69% Fixed	USD	150,000	11/15/43	Semi-Annual	—	—	3,676	3,676
3M USD LIBOR	2.41% Fixed	USD	25,000	08/03/47	Semi-Annual	—	—	1,945	1,945

Total						$24,894	$—	$115,969	$91,075

Foreign Currency Contracts Outstanding at January 31, 2018
Amount and Description of Currency to be Purchased	Amount and Description of Currency to be Sold	Counterparty	Settlement Date	Appreciation	Depreciation
459,768 USD	51,000,000 JPY	GSC	02/20/18	$—	$(7,928)
461,004 USD	51,000,000 JPY	ANZ	04/06/18	—	(8,049)

Total				$—	$(15,977)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

25

Hartford Quality Bond ETF

Schedule of Investments – (continued)

January 31, 2018 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
GSC	Goldman Sachs & Co.
MSC	Morgan Stanley

Currency Abbreviations:
JPY	Japanese Yen
USD	United States Dollar

Index Abbreviations:
CMBX.NA	Markit Commercial Mortgage Backed North American

Other Abbreviations:
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
TBA	To Be Announced

The accompanying notes are an integral part of these financial statements.

26

Hartford Quality Bond ETF

Schedule of Investments – (continued)

January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$4,640,529	$—	$4,640,529	$—
U.S. Government Agencies	18,400,572	—	18,400,572	—
U.S. Government Securities	1,070,637	—	1,070,637	—
Short-Term Investments	883,696	883,696	—	—
Purchased Options	149,346	—	149,346	—
Futures Contracts(2)	6,776	6,776	—	—
Swaps - Credit Default(2)	5,498	—	5,498	—
Swaps - Interest Rate(2)	91,075	—	91,075	—

Total	$25,248,129	$890,472	$24,357,657	$—

Liabilities
Foreign Currency Contracts(2)	$(15,977)	$—	$(15,977)	$—
Futures Contracts(2)	(163,593)	(163,593)	—	—
Swaps - Credit Default(2)	(2,601)	—	(2,601)	—
TBA Sale Commitments	(6,341,373)	—	(6,341,373)	—

Total	$(6,523,544)	$(163,593)	$(6,359,951)	$—

(1)	For the six-month period ended January 31, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

27

Hartford Total Return Bond ETF

Schedule of Investments

January 31, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 17.0%
		Asset-Backed - Finance & Insurance - 3.0%
$	98,673	Ajax Mortgage Loan Trust 3.16%, 09/25/2056(1)(2)	$97,650
		Bayview Opportunity Master Fund Trust
	64,542	2.98%, 10/28/2032(1)(3)	64,499
	133,230	3.50%, 07/28/2057(1)(2)	134,765
	96,158	3.50%, 10/28/2057(1)(2)	96,836
	98,364	U.S. Residential Opportunity Fund Trust 3.35%, 11/27/2037(1)(3)	97,824
	93,944	VOLT LLC 3.38%, 10/25/2047(1)(3)	93,802

			585,376

		Asset-Backed - Home Equity - 0.7%
	130,620	New Residential Mortgage Loan Trust 4.00%, 08/27/2057(1)(2)	133,122

		Commercial Mortgage - Backed Securities - 6.6%
	58,000	Bank Mortgage Trust 3.54%, 11/15/2054	58,678
	100,000	Benchmark Mortgage Trust 0.53%, 01/15/2051(2)(4)	4,151
	100,000	CSAIL Commercial Mortgage Trust 3.72%, 08/15/2048	102,853
		FREMF Mortgage Trust
	30,000	3.68%, 11/25/2049(1)(2)	29,107
	40,000	3.75%, 11/25/2050(1)(2)	38,945
		FREMF Mortgage Trust
	15,000	3.65%, 09/25/2024(1)	14,731
	15,000	3.68%, 11/25/2049(1)(2)	13,974
	20,000	3.73%, 10/25/2049(1)(2)	19,456
	10,000	3.84%, 08/25/2027(1)(2)	9,929
	9,000	4.02%, 11/25/2032(1)(2)	7,439
		GS Mortgage Securities Trust
	100,000	2.85%, 10/10/2049	96,342
	100,000	3.44%, 11/10/2049(2)	100,647
	100,000	4.07%, 01/10/2047	104,756
		JPMBB Commercial Mortgage Securities Trust
	100,000	3.93%, 09/15/2047	104,194
	100,000	4.00%, 04/15/2047	104,486
	59,000	JPMDB Commercial Mortgage Securities Trust 3.41%, 10/15/2050	59,133
	29,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.31%, 04/15/2048	29,095
	100,000	Wells Fargo Commercial Mortgage Trust 3.41%, 12/15/2047	100,661
		WF-RBS Commercial Mortgage Trust
	100,000	3.61%, 11/15/2047	102,419
	100,000	4.00%, 05/15/2047	104,162
	100,000	4.05%, 03/15/2047	104,789

			1,309,947

		Whole Loan Collateral CMO - 6.7%
	125,635	CIM Trust 3.00%, 04/25/2057(1)(2)	125,195
		Connecticut Avenue Securities
	77,790	1 mo. USD LIBOR + 1.600%, 3.16%, 01/25/2024(5)	78,435
		Fannie Mae Connecticut Avenue Securities
	85,460	1 mo. USD LIBOR + 0.550%, 2.11%, 01/25/2030(5)	85,547

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 17.0% - (continued)
		Whole Loan Collateral CMO - 6.7% - (continued)
$	98,820	2.21%, 05/25/2030(2)	$99,159
	98,634	1 mo. USD LIBOR + 0.650%, 2.21%, 05/25/2030(5)	98,916
	178,255	2.31%, 02/25/2030(5)	178,801
	97,282	1 mo. USD LIBOR + 0.850%, 2.41%, 11/25/2029(5)	97,817
	88,875	1 mo. USD LIBOR + 0.950%, 2.51%, 10/25/2029(5)	89,578
	96,596	1 mo. USD LIBOR + 1.150%, 2.71%, 09/25/2029(5)	97,400
	97,342	1 mo. USD LIBOR + 1.300%, 2.86%, 04/25/2029(5)	98,319
		LSTAR Securities Investment Ltd.
	59,070	1 mo. USD LIBOR + 1.750%, 0.03%, 10/01/2022(1)(5)	58,800
	45,919	1 mo. USD LIBOR + 2.000%, 3.57%, 02/01/2022(1)(5)	45,968
	60,583	1 mo. USD LIBOR + 2.000%, 3.57%, 04/01/2022(1)(5)	60,653
		Towd Point Mortgage Trust
	117,645	1 mo. USD LIBOR + 0.600%, 2.16%, 02/25/2057(1)(5)	117,208

			1,331,796

		Total Asset & Commercial Mortgage Backed Securities (cost $3,393,432)	$3,360,241

CORPORATE BONDS - 28.3%
		Aerospace/Defense - 0.1%
		Lockheed Martin Corp.
$	10,000	4.09%, 09/15/2052	$10,161
	15,000	4.50%, 05/15/2036	16,487

			26,648

		Agriculture - 1.4%
	25,000	Altria Group, Inc. 3.88%, 09/16/2046	24,299
	50,000	BAT Capital Corp. 4.39%, 08/15/2037(1)	51,395
	200,000	Imperial Brands Finance plc 2.05%, 07/20/2018(1)	199,886

			275,580

		Airlines - 0.1%
	25,000	Delta Air Lines, Inc. 3.63%, 03/15/2022	25,194

		Auto Manufacturers - 0.3%
	50,000	General Motors Co. 5.40%, 04/01/2048	53,676

		Auto Parts & Equipment - 0.1%
	25,000	Lear Corp. 3.80%, 09/15/2027	24,793

		Beverages - 0.7%
		Anheuser-Busch InBev Finance, Inc.
	85,000	3.30%, 02/01/2023	85,669
	10,000	4.90%, 02/01/2046	11,300
		Constellation Brands, Inc.
	5,000	2.65%, 11/07/2022	4,871

The accompanying notes are an integral part of these financial statements.

28

Hartford Total Return Bond ETF

Schedule of Investments – (continued)

January 31, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 28.3% - (continued)
		Beverages - 0.7% - (continued)
$	25,000	2.70%, 05/09/2022	$24,560
	20,000	3.60%, 02/15/2028	19,839

			146,239

		Biotechnology - 0.1%
	20,000	Celgene Corp. 4.63%, 05/15/2044	21,045

		Chemicals - 0.3%
	40,000	Methanex Corp. 4.25%, 12/01/2024	40,229
	15,000	Sherwin-Williams Co. 3.13%, 06/01/2024	14,757

			54,986

		Commercial Banks - 10.0%
		Bank of America Corp.
	135,000	3 mo. USD LIBOR + 1.160%, 3.12%, 01/20/2023(5)	135,280
	45,000	3 mo. USD LIBOR + 0.810%, 3.37%, 01/23/2026(5)	44,904
	50,000	3 mo. USD LIBOR + 1.512%, 3.71%, 04/24/2028(5)	50,499
	50,000	Capital One Financial Corp. 3.05%, 03/09/2022	49,727
		Citigroup, Inc.
	10,000	2.70%, 10/27/2022	9,792
	125,000	3 mo. USD LIBOR + 0.950%, 2.88%, 07/24/2023(5)	123,033
	10,000	3 mo. USD LIBOR + 1.151%, 3.52%, 10/27/2028(5)	9,891
	50,000	4.13%, 07/25/2028	50,796
		Credit Suisse Group AG
	400,000	5 year USD Swap + 3.455%, 6.25%, 12/18/2024(5)(6)(7)	431,500
	25,000	Deutsche Bank AG 2.70%, 07/13/2020	24,785
		Goldman Sachs Group, Inc.
	150,000	2.88%, 02/25/2021	149,871
	20,000	3 mo. USD LIBOR + 0.821%, 2.88%, 10/31/2022(5)	19,740
	100,000	3 mo. USD LIBOR + 0.990%, 2.91%, 07/24/2023(5)	98,070
	20,000	5.15%, 05/22/2045	22,814
		HSBC Holdings plc
	200,000	3 mo. USD LIBOR + 0.923%, 3.03%, 11/22/2023(5)	198,167
		JP Morgan Chase & Co.
	55,000	3 mo. USD LIBOR + 1.155%, 3.22%, 03/01/2025(5)	54,489
	15,000	3 mo. USD LIBOR + 0.945%, 3.51%, 01/23/2029(5)	14,924
	25,000	3 mo. USD LIBOR + 1.580%, 4.26%, 02/22/2048(5)	26,411
		Morgan Stanley
	125,000	2.75%, 05/19/2022	123,124
	50,000	3 mo. USD LIBOR + 1.340%, 3.59%, 07/22/2028(5)	49,460
	50,000	Royal Bank of Canada 2.15%, 10/26/2020	49,463
	70,000	Santander Holdings USA, Inc. 3.70%, 03/28/2022(1)	70,704
		Wells Fargo & Co.
	75,000	2.63%, 07/22/2022	73,680

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 28.3% - (continued)
		Commercial Banks - 10.0% - (continued)
$	10,000	4.40%, 06/14/2046	$10,468
	70,000	4.75%, 12/07/2046	77,727

			1,969,319

		Construction Materials - 0.5%
	90,000	Standard Industries, Inc. 6.00%, 10/15/2025(1)	95,625

		Diversified Financial Services - 1.1%
	120,000	Bear Stearns Cos. LLC 7.25%, 02/01/2018	120,000
	90,000	Navient Corp. 7.25%, 01/25/2022	97,452

			217,452

		Electric - 2.0%
	95,000	AES Corp. 5.50%, 03/15/2024	97,878
	40,000	Appalachian Power Co. 6.38%, 04/01/2036	51,255
	10,000	Berkshire Hathaway Energy Co. 3.25%, 04/15/2028(1)	9,842
	50,000	Dominion Energy, Inc. 2.50%, 12/01/2019	49,823
	15,000	Duke Energy Corp. 3.75%, 09/01/2046	14,342
	5,000	Emera U.S. Finance L.P. 4.75%, 06/15/2046	5,266
	20,000	FirstEnergy Corp. 3.90%, 07/15/2027	20,205
	50,000	ITC Holdings Corp. 3.25%, 06/30/2026	48,774
	60,000	Pacific Gas & Electric Co. 6.05%, 03/01/2034	73,811
	25,000	Southern Co. 4.40%, 07/01/2046	25,899

			397,095

		Engineering & Construction - 1.0%
	200,000	Mexico City Airport Trust 3.88%, 04/30/2028(1)	193,978

		Food - 0.1%
	30,000	Kraft Heinz Foods Co. 4.38%, 06/01/2046	29,329

		Healthcare-Products - 0.1%
	25,000	Becton Dickinson and Co. 3.36%, 06/06/2024	24,631

		Healthcare-Services - 0.8%
	25,000	Aetna, Inc. 2.80%, 06/15/2023	24,373
		Anthem, Inc.
	50,000	2.25%, 08/15/2019	49,822
	45,000	3.65%, 12/01/2027	44,789
	15,000	Cigna Corp. 3.88%, 10/15/2047	14,333
	5,000	Humana, Inc. 2.50%, 12/15/2020	4,964
	15,000	UnitedHealth Group, Inc. 3.75%, 10/15/2047	14,907

			153,188

The accompanying notes are an integral part of these financial statements.

29

Hartford Total Return Bond ETF

Schedule of Investments – (continued)

January 31, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 28.3% - (continued)
		Insurance - 0.4%
$	45,000	Aon Corp. 5.00%, 09/30/2020	$47,522
	25,000	Willis North America, Inc. 3.60%, 05/15/2024	25,051

			72,573

		Internet - 0.3%
	50,000	Amazon.com, Inc. 3.88%, 08/22/2037(1)	51,495

		Iron/Steel - 0.2%
	25,000	Vale Overseas Ltd. 6.88%, 11/10/2039	31,586

		IT Services - 0.4%
	50,000	Apple, Inc. 3.35%, 02/09/2027	49,992
		Hewlett Packard Enterprise Co.
	10,000	4.90%, 10/15/2025	10,464
	15,000	6.35%, 10/15/2045	15,872

			76,328

		Machinery - Construction & Mining - 0.2%
	50,000	Caterpillar Financial Services Corp. 1.85%, 09/04/2020	49,168

		Media - 1.3%
		Charter Communications Operating LLC / Charter Communications Operating Capital
	60,000	5.38%, 05/01/2047	61,967
	20,000	6.48%, 10/23/2045	23,350
	60,000	Comcast Corp. 3.15%, 02/15/2028	58,096
	15,000	Cox Communications, Inc. 8.38%, 03/01/2039(1)	21,015
	35,000	Time Warner, Inc. 3.80%, 02/15/2027	34,446
		Viacom, Inc.
	45,000	4.25%, 09/01/2023	46,546
	20,000	4.38%, 03/15/2043	18,309

			263,729

		Office/Business Equipment - 0.1%
	15,000	Pitney Bowes, Inc. 4.70%, 04/01/2023	14,287

		Oil & Gas - 1.4%
	20,000	Anadarko Petroleum Corp. 4.50%, 07/15/2044	20,097
	5,000	Andeavor 3.80%, 04/01/2028	4,918
	40,000	Canadian Natural Resources Ltd. 3.85%, 06/01/2027	40,266
	5,000	Cenovus Energy, Inc. 6.75%, 11/15/2039	6,003
	25,000	Continental Resources, Inc. 4.38%, 01/15/2028(1)	24,910
		Hess Corp.
	20,000	4.30%, 04/01/2027	20,108
	5,000	5.60%, 02/15/2041	5,483
	10,000	Marathon Oil Corp. 4.40%, 07/15/2027	10,359
		Petrobras Global Finance B.V.
	30,000	5.63%, 05/20/2043	27,116

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 28.3% - (continued)
		Oil & Gas - 1.4% - (continued)
$	30,000	5.75%, 02/01/2029	$29,681
	5,000	6.75%, 01/27/2041	5,075
		Petroleos Mexicanos
	15,000	6.38%, 02/04/2021	16,283
	10,000	6.75%, 09/21/2047	10,450
	45,000	6.75%, 09/21/2047(1)	47,025
	15,000	Valero Energy Corp. 3.40%, 09/15/2026	14,846

			282,620

		Pharmaceuticals - 1.1%
		Allergan Funding SCS
	20,000	3.45%, 03/15/2022	20,115
	20,000	3.80%, 03/15/2025	20,081
	20,000	AstraZeneca plc 3.38%, 11/16/2025	19,918
	50,000	Mylan N.V. 3.75%, 12/15/2020	51,028
	95,000	Quintiles IMS, Inc. 4.88%, 05/15/2023(1)	98,325
	20,000	Teva Pharmaceutical Finance Netherlands B.V. 2.80%, 07/21/2023	17,696

			227,163

		Pipelines - 1.2%
	20,000	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 4.25%, 12/01/2027	20,115
	10,000	Energy Transfer L.P. 5.15%, 03/15/2045	9,861
	15,000	Kinder Morgan, Inc. 5.55%, 06/01/2045	16,536
	20,000	MPLX L.P. 5.20%, 03/01/2047	22,042
	5,000	Phillips 66 Partners L.P. 3.75%, 03/01/2028	4,946
	15,000	Sabine Pass Liquefaction LLC 5.63%, 03/01/2025	16,397
		Sunoco Logistics Partners Operations L.P.
	35,000	4.25%, 04/01/2024	35,536
	5,000	5.30%, 04/01/2044	5,038
	20,000	5.40%, 10/01/2047	20,491
	10,000	TC PipeLines L.P. 3.90%, 05/25/2027	9,897
	5,000	Texas Eastern Transmission L.P. 3.50%, 01/15/2028(1)	4,917
	25,000	Valero Energy Partners L.P. 4.38%, 12/15/2026	25,775
	35,000	Williams Partners L.P. 6.30%, 04/15/2040	43,241

			234,792

		Retail - 0.4%
	73,000	CVS Health Corp. 2.80%, 07/20/2020	72,896

		Semiconductors - 0.5%
	75,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.63%, 01/15/2024(1)	73,992

The accompanying notes are an integral part of these financial statements.

30

Hartford Total Return Bond ETF

Schedule of Investments – (continued)

January 31, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 28.3% - (continued)
		Semiconductors - 0.5% - (continued)
$	15,000	QUALCOMM, Inc. 4.30%, 05/20/2047	$14,797

			88,789

		Software - 0.6%
	50,000	Microsoft Corp. 3.30%, 02/06/2027	50,439
		Oracle Corp.
	25,000	2.95%, 11/15/2024	24,720
	10,000	4.00%, 11/15/2047	10,268
	40,000	Western Digital Corp. 4.75%, 02/15/2026(8)	40,500

			125,927

		Telecommunications - 1.3%
		AT&T, Inc.
	65,000	3.90%, 08/14/2027	64,717
	65,000	4.75%, 05/15/2046	62,963
	20,000	5.15%, 02/14/2050	20,230
		Verizon Communications, Inc.
	50,000	4.50%, 08/10/2033	51,263
	15,000	4.52%, 09/15/2048	14,955
	40,000	4.86%, 08/21/2046	41,497

			255,625

		Transportation - 0.2%
	50,000	CSX Corp. 3.25%, 06/01/2027	49,149

		Total Corporate Bonds (cost $5,635,406)	$5,604,905

FOREIGN GOVERNMENT OBLIGATIONS - 1.1%
		Mexico - 0.1%
$	30,000	Mexico Government International Bond 4.75%, 03/08/2044	$29,970

		United Arab Emirates - 1.0%
	200,000	Abu Dhabi Government International Bond 2.50%, 10/11/2022(1)	194,400

		Total Foreign Government Obligations (cost $229,757)	$224,370

MUNICIPAL BONDS - 0.6%
		Development - 0.2%
$	30,000	California State, GO Taxable 7.63%, 03/01/2040	$46,568

		Education - 0.1%
	5,000	Chicago, IL, Board of Education 6.14%, 12/01/2039	4,716
	15,000	Chicago. IL, Board of Education 5.48%, 12/01/2024	14,636

			19,352

		General Obligation - 0.3%
	35,000	California State, GO Taxable 7.35%, 11/01/2039	52,182

		Total Municipal Bonds (cost $116,765)	$118,102

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 5.4%(9)
		Biotechnology - 0.5%
		Sotera Health Holdings LLC
$	99,499	1 mo. USD LIBOR + 3.000%, 4.57%, 05/15/2022	$99,748

		Engineering & Construction - 0.6%
		Brand Energy & Infrastructure Services, Inc.
	124,375	3 mo. USD LIBOR + 4.250%, 6.00%, 06/21/2024	125,874

		Insurance - 0.5%
		Asurion LLC
	99,500	1 mo. USD LIBOR + 2.750%, 4.32%, 08/04/2022	100,215

		Lodging - 0.5%
		Caesars Entertainment Operating Co.
	100,000	1 mo. USD LIBOR + 2.500%, 4.07%, 10/06/2024	100,625

		Miscellaneous Manufacturing - 0.5%
		H.B. Fuller Co.
	99,750	1 mo. USD LIBOR + 2.250%, 3.81%, 10/20/2024	100,484

		Oil & Gas - 0.4%
		California Resources Corp.
	75,000	1 mo. USD LIBOR + 4.750%, 0.00%, 12/31/2022(10)	76,314

		Packaging & Containers - 0.5%
		Berry Plastics Group, Inc.
	90,000	3 mo. USD LIBOR + 2.000%, 3.55%, 02/08/2020	90,450

		Software - 0.8%
		First Data Corp.
	145,332	1 mo. USD LIBOR + 2.250%, 3.88%, 04/26/2024	146,361

		Telecommunications - 0.6%
		Sprint Communications, Inc.
	124,373	1 mo. USD LIBOR + 2.500%, 4.13%, 02/02/2024	124,632

		Transportation - 0.5%
		Navistar International Corp.
	100,000	1 mo. USD LIBOR + 3.500%, 5.06%, 11/06/2024	100,792

		Total Senior Floating Rate Interests (cost $1,058,350)	$1,065,495

U.S. GOVERNMENT AGENCIES - 30.1%
		FHLMC - 8.4%
$	300,000	3.00%, 02/01/2033(11)	$301,406
	500,000	3.00%, 02/01/2048(11)	489,960
	40,000	3.24%, 08/25/2027	40,394
	500,000	3.50%, 02/01/2048(11)	504,844
	300,000	4.50%, 02/01/2048(11)	316,069

			1,652,673

		FNMA - 12.9%
	80,000	2.88%, 11/01/2027	78,270
	55,000	3.00%, 07/01/2027	54,463
	200,000	3.00%, 02/01/2048(11)	196,023
	200,000	3.10%, 02/01/2027	200,308
	75,000	3.16%, 08/01/2027	75,211
	1,000,000	3.50%, 02/01/2048(11)	1,009,375
	600,000	4.00%, 02/01/2048(11)	619,758

The accompanying notes are an integral part of these financial statements.

31

Hartford Total Return Bond ETF

Schedule of Investments – (continued)

January 31, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 30.1%
		FNMA - 12.9% - (continued)
$	300,000	4.50%, 02/01/2048(11)	$316,219

			2,549,627

		GNMA - 8.8%
	1,000,000	3.50%, 02/01/2048(11)	1,018,125
	500,000	4.00%, 02/01/2048(11)	517,363
	200,000	4.50%, 02/01/2048(11)	209,063

			1,744,551

		Total U.S. Government Agencies (cost $6,018,931)	$5,946,851

U.S. GOVERNMENT SECURITIES - 32.5%
		U.S. Treasury Securities - 32.5%
		U.S. Treasury Bonds - 7.8%
$	750,000	3.00%, 02/15/2047	$758,642
	635,000	4.38%, 02/15/2038	783,382

			1,542,024

		U.S. Treasury Notes - 24.7%
	520,720	0.25%, 01/15/2025(12)	510,196
	539,483	0.38%, 07/15/2027(12)	529,496
	1,945,000	1.13%, 02/28/2021(13)	1,875,633
	1,465,000	1.75%, 09/30/2019	1,456,817
	540,000	1.75%, 05/15/2023	518,505

			4,890,647

			6,432,671

		Total U.S. Government Securities (cost $6,545,771)	$6,432,671

		Total Long-Term Investments (cost $22,998,412)	$22,752,635

SHORT-TERM INVESTMENTS - 13.8%
		Foreign Government Obligations - 10.4%
JPY	225,000,000	Japan Treasury Discount Bill 0.14%, 04/09/2018(14)	2,061,792

		Other Investment Pools & Funds - 3.4%
	673,138	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.22%(15)	673,138

		Total Short-Term Investments (cost $2,674,898)	$2,734,930

Total Investments (cost $25,673,310)	128.8%	$25,487,565
Other Assets & Liabilities	(28.8)%	(5,705,247)

Total Net Assets	100.0%	$19,782,318

The accompanying notes are an integral part of these financial statements.

32

Hartford Total Return Bond ETF

Schedule of Investments – (continued)

January 31, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $2,397,412, which represented 12.1% of total net assets.

(2)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(4)	Security disclosed is interest-only strips.

(5)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2018.

(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(7)	This security was sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell this security in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell this security outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, this holding is determined to be liquid. At January 31, 2018, the aggregate value of this security was $431,500, which represented 2.2% of total net assets.

(8)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $40,000 at January 31, 2018.

(9)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2018.

(10)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(11)	Represents or includes a TBA transaction.

(12)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(13)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

(14)	The rate shown represents current yield to maturity.

(15)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 10-Year Note Future	8	03/20/2018	$972,625	$(17,524)
U.S. Treasury 2-Year Note Future	2	03/29/2018	426,469	(2,347)

Total				$(19,871)

Short position contracts:
Australian 10-Year Bond Future	3	03/15/2018	$309,953	$3,965
Canadian Government 10-Year Bond Future	1	03/20/2018	107,780	779
Long Gilt Future	3	03/27/2018	521,068	9,516
U.S. Treasury 5-Year Note Future	1	03/29/2018	114,711	10
U.S. Treasury Ultra Long Term Bond Future	4	03/20/2018	520,812	16,336

Total				$30,606

Total futures contracts				$10,735

The accompanying notes are an integral part of these financial statements.

33

Hartford Total Return Bond ETF

Schedule of Investments – (continued)

January 31, 2018 (Unaudited)

TBA Sale Commitments Outstanding at January 31, 2018
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
FNMA, 3.00%	$600,000	02/01/2048	$(588,070)	$4,805

Total (proceeds receivable $592,875)			$(588,070)	$4,805

At January 31, 2018, the aggregate market value of TBA Sale Commitments represents (3.0)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at January 31, 2018
Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CMBX.NA.BBB.6	MSC	USD	20,000	3.00%	05/11/63	Monthly	$—	$(3,268)	$(2,934)	$334
CMBX.NA.BBB.6	MSC	USD	10,000	3.00%	05/11/63	Monthly	—	(1,691)	(1,453)	238
CMBX.NA.BBB.6	GSC	USD	10,000	3.00%	05/11/63	Monthly	—	(1,677)	(1,453)	224
CMBX.NA.BBB.6	MSC	USD	10,000	3.00%	05/11/63	Monthly	—	(1,660)	(1,454)	206
CMBX.NA.BBB.6	DEUT	USD	235,000	3.00%	05/11/63	Monthly	—	(34,350)	(34,156)	194
CMBX.NA.BBB.6	MSC	USD	5,000	3.00%	05/11/63	Monthly	—	(845)	(727)	118
CMBX.NA.BBB.6	DEUT	USD	5,000	3.00%	05/11/63	Monthly	—	(843)	(727)	116

Total							$—	$(44,334)	$(42,904)	$1,430

Total traded indices							$—	$(44,334)	$(42,904)	$1,430

Credit default swaps on single-name issues:
Sell protection:
Republic of Turkey	DEUT	USD	15,000	1.00%	12/20/22	Quarterly	$—	$(411)	$(411)	$0
Republic of Turkey	MSC	USD	10,000	1.00%	12/20/22	Quarterly	—	(280)	(274)	6
Russian Foreign Bond - Eurobond	MSC	USD	15,000	1.00%	12/20/22	Quarterly	—	(128)	(26)	102
Russian Foreign Bond - Eurobond	MSC	USD	10,000	1.00%	12/20/22	Quarterly	$—	$(45)	$(18)	$27

Total							$—	$(864)	$(729)	$135

Total single-name issues							$—	$(864)	$(729)	$135

Total OTC contracts							$—	$(45,198)	$(43,633)	$1,565

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2018
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.28	USD	160,050	(1.00%)	12/20/22	Quarterly	$4,439	$822	$(3,617)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.29	USD	144,000	5.00%	12/20/22	Quarterly	$10,722	$12,707	$1,985
CDX.NA.IG.29	USD	625,000	1.00%	12/20/22	Quarterly	14,155	15,791	1,636
ITRAXX.EUR.28	EUR	125,000	1.00%	12/20/22	Quarterly	3,593	4,403	810
ITRAXX.XOVER.28	EUR	43,000	5.00%	12/20/22	Quarterly	6,413	6,501	88

Total						$34,883	$39,402	$4,519

Total						$39,322	$40,224	$902

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of these financial statements.

34

Hartford Total Return Bond ETF

Schedule of Investments – (continued)

January 31, 2018 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2018
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
12M Federal Funds Rate	2.18% Fixed	USD	90,000	11/15/24	Annual	$—	$(94)	$1,012	$1,106
12M Federal Funds Rate	2.18% Fixed	USD	95,000	11/15/24	Annual	—	—	1,068	1,068
3M USD LIBOR	2.75% Fixed	USD	120,000	12/20/47	Semi-Annual	—	(2,686)	1,304	3,990

Total						$—	$(2,780)	$3,384	$6,164

Foreign Currency Contracts Outstanding at January 31, 2018
Amount and Description of Currency to be Purchased	Amount and Description of Currency to be Sold	Counterparty	Settlement Date	Appreciation	Depreciation
2,009,919 USD	225,000,000 JPY	ANZ	04/09/18	$—	$(59,802)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
MSC	Morgan Stanley

Currency Abbreviations:
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRAXX.EUR	Markit iTraxx - Europe
ITRAXX.XOVER	Markit iTraxx Index - Europe Crossover

Other Abbreviations:
CMO	Collateralized Mortgage Obligation
EM	Emerging Markets
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

The accompanying notes are an integral part of these financial statements.

35

Hartford Total Return Bond ETF

Schedule of Investments – (continued)

January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$3,360,241	$—	$3,360,241	$—
Corporate Bonds	5,604,905	—	5,604,905	—
Foreign Government Obligations	224,370	—	224,370	—
Municipal Bonds	118,102	—	118,102	—
Senior Floating Rate Interests	1,065,495	—	1,065,495	—
U.S. Government Agencies	5,946,851	—	5,946,851	—
U.S. Government Securities	6,432,671	—	6,432,671	—
Short-Term Investments	2,734,930	673,138	2,061,792	—
Futures Contracts(2)	30,606	30,606	—	—
Swaps - Credit Default(2)	6,084	—	6,084	—
Swaps - Interest Rate(2)	6,164	—	6,164	—

Total	$25,530,419	$703,744	$24,826,675	$—

Liabilities
Foreign Currency Contracts(2)	$(59,802)	$—	$(59,802)	$—
Futures Contracts(2)	(19,871)	(19,871)	—	—
Swaps - Credit Default(2)	(3,617)	—	(3,617)	—
TBA Sale Commitments	(588,070)	—	(588,070)	—

Total	$(671,360)	$(19,871)	$(651,489)	$—

(1)	For the period ended January 31, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

36

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37

Active Fixed Income ETFs

Statements of Assets and Liabilities

January 31, 2018 (Unaudited)

	Hartford Corporate Bond ETF	Hartford Municipal Opportunities ETF	Hartford Quality Bond ETF	Hartford Total Return Bond ETF
Assets:
Investments in securities, at market value	$14,817,411	$12,513,368	$25,144,780	$25,487,565
Cash	—	—	—	5,338
Cash collateral due from broker on futures contracts	—	—	165,000	—
Cash collateral due from broker on swap contracts	—	—	—	4,325
Foreign currency	1,242	—	934,451	—
Unrealized appreciation on OTC swap contracts	—	—	5,498	1,565
Receivables:
Investment securities sold	656,216	—	8,938,494	646,431
Dividends and interest	167,166	86,580	52,788	114,377
Securities lending income	69	—	—	—
Tax reclaims	2,286	—	—	—
Variation margin on futures contracts	13,836	—	81,021	—

Total assets	15,658,226	12,599,948	35,322,032	26,259,601

Liabilities:
Unrealized depreciation on foreign currency contracts	—	—	15,977	59,802
Bank overdraft	—	—	260	—
Bank overdraft - foreign cash	—	—	—	16
Unrealized depreciation on OTC swap contracts	—	—	2,601	—
TBA sale commitments, at market value	—	—	6,341,373	588,070
Payables:
Investment securities purchased	386,452	687,880	9,178,990	5,770,717
Investment management fees	5,733	3,572	6,589	6,586
Variation margin on centrally cleared swap contracts	—	—	3,513	5,113
Variation margin on futures contracts	—	—	—	1,781
OTC swap contracts premiums received	—	—	12,430	45,198

Total liabilities	392,185	691,452	15,561,733	6,477,283

Net assets	$15,266,041	$11,908,496	$19,760,299	$19,782,318

Summary of Net Assets:
Paid-in-capital	$15,044,935	$12,019,436	$20,029,922	$20,020,000
Undistributed (distributions in excess of) net investment income	13,298	6,544	(7,901)	5,426
Accumulated net realized gain (loss)	9,243	(3,243)	(13,063)	(21,476)
Unrealized appreciation (depreciation) of investments and the translation of assets and liabilities denominated in foreign currency	198,565	(114,241)	(248,659)	(221,632)

Net assets	$15,266,041	$11,908,496	$19,760,299	$19,782,318

Net asset value per share	$50.89	$39.69	$49.40	$39.56

Shares issued and outstanding	300,000	300,000	400,000	500,000

Cost of investments	$14,658,878	$12,627,609	$25,404,504	$25,673,310
Cost of foreign currency	$1,173	$—	$921,201	$—
Proceeds of TBA sale commitments	$—	$—	$6,418,010	$592,875

The accompanying notes are an integral part of these financial statements.

38

Active Fixed Income ETFs

Statements of Operations

For the Six-Month Period Ended January 31, 2018 (Unaudited)

	Hartford Corporate Bond ETF	Hartford Municipal Opportunities ETF(1)	Hartford Quality Bond ETF	Hartford Total Return Bond ETF(2)
Investment Income:
Interest	$287,537	$33,143	$256,112	$166,285
Securities lending	828	—	—	—

Total investment income, net	288,365	33,143	256,112	166,285

Expenses:
Investment management fees	34,245	5,395	39,691	26,888

Total expenses (before waivers)	34,245	5,395	39,691	26,888

Total expenses, net	34,245	5,395	39,691	26,888

Net Investment Income (Loss)	254,120	27,748	216,421	139,397

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	65,075	(3,243)	(7,809)	8,296
Net realized gain (loss) on futures contracts	18,800	—	(4,153)	(16,730)
Net realized gain (loss) on swap contracts	—	—	(7,792)	(2,815)
Net realized gain (loss) on other foreign currency transactions	—	—	14,216	(10,227)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	83,875	(3,243)	(5,538)	(21,476)

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	(186,297)	(114,241)	(247,664)	(180,940)
Net unrealized appreciation (depreciation) of purchased options contracts	—	—	(17,214)	—
Net unrealized appreciation (depreciation) of futures contracts	34,665	—	(164,341)	10,735
Net unrealized appreciation (depreciation) of swap contracts	—	—	105,808	8,631
Net unrealized appreciation (depreciation) of foreign currency contracts	—	—	(4,705)	(59,802)
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	69	—	(2,918)	(256)

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(151,563)	(114,241)	(331,034)	(221,632)

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(67,688)	(117,484)	(336,572)	(243,108)

Net Increase (Decrease) in Net Assets Resulting from Operations	$186,432	$(89,736)	$(120,151)	$(103,711)

(1)	Commenced operations on December 13, 2017.
(2)	Commenced operations on September 27, 2017.

The accompanying notes are an integral part of these financial statements.

39

Active Fixed Income ETFs

Statements of Changes in Net Assets

	Hartford Corporate Bond ETF		Hartford Municipal Opportunities ETF
	For the Six-Month Period Ended January 31, 2018 (Unaudited)	For the Period Ended July 31, 2017(1)	For the Period Ended January 31, 2018(2) (Unaudited)
Operations:
Net investment income (loss)	$254,120	$175,465	$27,748
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	83,875	25,398	(3,243)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(151,563)	350,128	(114,241)

Net Increase (Decrease) in Net Assets Resulting from Operations	186,432	550,991	(89,736)

Distributions to Shareholders:
From net investment income	(255,091)	(161,909)	(21,204)
From net realized gain on investments	(99,317)	—	—

Total distributions	(354,408)	(161,909)	(21,204)

Fund Share Transactions:
Sold	—	15,050,000	11,997,920
Redeemed	—	(50,065)	(80)
Other Capital	—	45,000	21,596

Net increase from capital share transactions	—	15,044,935	12,019,436

Net Increase (Decrease) in Net Assets	(167,976)	15,434,017	11,908,496

Net Assets:
Beginning of period	15,434,017	—	—

End of period	$15,266,041	$15,434,017	$11,908,496

Undistributed (distributions in excess of) net investment income	$13,298	$14,269	$6,544

(1)	Commenced operations on March 21, 2017.
(2)	Commenced operations on December 13, 2017.
(3)	Commenced operations on September 27, 2017.

The accompanying notes are an integral part of these financial statements.

40

Active Fixed Income ETFs

Statements of Changes in Net Assets – (continued)

Hartford Quality Bond ETF		Hartford Total Return Bond ETF
For the Six-Month Period Ended January 31, 2018 (Unaudited)	For the Period Ended July 31, 2017(1)	For the Period Ended January 31, 2018(3) (Unaudited)

$216,421	$117,842	$139,397
(5,538)	149,875	(21,476)
(331,034)	82,375	(221,632)

(120,151)	350,092	(103,711)

(237,646)	(119,298)	(133,971)
(142,620)	—	—

(380,266)	(119,298)	(133,971)

—	20,050,000	20,000,080
—	(50,078)	(80)
—	30,000	20,000

—	20,029,922	20,020,000

(500,417)	20,260,716	19,782,318

20,260,716	—	—

$19,760,299	$20,260,716	$19,782,318

$(7,901)	$13,324	$5,426

The accompanying notes are an integral part of these financial statements.

41

Active Fixed Income ETFs

Financial Highlights

— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(4)
Hartford Corporate Bond ETF
For the Six-Month Period Ended January 31, 2018 (Unaudited)
$ 51.45	$0.85	$(0.23)	$0.62	$—	$(0.85)	$(0.33)	$(1.18)	$50.89	1.21	%(5)	$15,266	0.44	%(6)	0.44	%(6)	3.27	%(6)	40%

For the Period Ended July 31, 2017(7)
$ 50.00	$0.58	$1.26	$1.84	$0.15	$(0.54)	$—	$(0.54)	$51.45	3.99	%(5)	$15,434	0.44	%(6)	0.44	%(6)	3.20	%(6)	20%

Hartford Municipal Opportunities ETF(8)
For the Period Ended January 31, 2018 (Unaudited)
$ 40.00	$0.10	$(0.42)	$(0.32)	$0.08	$(0.07)	$—	$(0.07)	$39.69	(0.57	)%(5)	$11,908	0.35	%(6)	0.35	%(6)	1.80	%(6)	20%

Hartford Quality Bond ETF
For the Six-Month Period Ended January 31, 2018 (Unaudited)
$ 50.65	$0.54	$(0.84)	$(0.30)	$—	$(0.59)	$(0.36)	$(0.95)	$49.40	(0.60	)%(5)	$19,760	0.39	%(6)	0.39	%(6)	2.13	%(6)	53%

For the Period Ended July 31, 2017(7)
$ 50.00	$0.29	$0.59	$0.88	$0.07	$(0.30)	$—	$(0.30)	$50.65	1.90	%(5)	$20,261	0.39	%(6)	0.39	%(6)	1.62	%(6)	25%

Hartford Total Return Bond ETF(9)
For the Period Ended January 31, 2018 (Unaudited)
$ 40.00	$0.28	$(0.49)	$(0.21)	$0.04	$(0.27)	$—	$(0.27)	$39.56	(0.43	)%(5)	$19,782	0.39	%(6)	0.39	%(6)	2.02	%(6)	19%

(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Total return is calculated assuming a hypothetical purchase of beneficial shares on the opening of the first day at the net asset value and a sale on the closing of the last day at the net asset value of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at market price at the end of the distribution day.
(3)	There were no waivers or reimbursements for the period ended January 31, 2018 or the period ended July 31, 2017.
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(5)	Not annualized.
(6)	Annualized.
(7)	Commenced operations on March 21, 2017.
(8)	Commenced operations on December 13, 2017.
(9)	Commenced operations on September 27, 2017.

The accompanying notes are an integral part of these financial statements.

42

Active Fixed Income ETFs

Notes to Financial Statements

January 31, 2018

1.	Organization:

Hartford Funds Exchange-Traded Trust (the “Trust”) is an open-end registered management investment company comprised of five operational series as of January 31, 2018. Financial statements for the series of the Trust listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

Hartford Funds Exchange-Traded Trust:

Hartford Corporate Bond ETF (the “Corporate Bond ETF”)

Hartford Municipal Opportunities ETF (the “Municipal Opportunities ETF”)

Hartford Quality Bond ETF (the “Quality Bond ETF”)

Hartford Total Return Bond ETF (the “Total Return Bond ETF”)

Corporate Bond ETF and Quality Bond ETF commenced operations on March 21, 2017. Municipal Opportunities ETF commenced operations on December 13, 2017. Total Return Bond ETF commenced operations on September 27, 2017. Each Fund is an exchange-traded fund (‘‘ETF’’). ETFs are funds that trade on an exchange like other publicly traded securities. Each Fund is actively managed. Shares of the Funds are listed and traded on NYSE Arca, Inc. (“NYSE Arca”). Each share of a Fund represents a partial ownership in securities held by the Fund. Shares of a Fund may be purchased or redeemed directly from the Fund in Creation Units at net asset value (“NAV”) only by certain large institutional investors (‘‘Authorized Participants’’) who have entered into agreements with ALPS Distributors, Inc. (‘‘ALPS’’ or the ‘‘Distributor’’), the Funds’ Distributor.

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust was organized as a Delaware statutory trust on September 20, 2010 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The shares (‘‘Shares’’) of the Funds are registered under the Securities Act of 1933, as amended (the ‘‘Securities Act’’). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each Fund’s Shares is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of a Fund is calculated by State Street Bank and Trust Company (“State Street”) and determined as of the close of the regular trading session on the New York Stock Exchange (ordinarily 4:00 p.m. Eastern time) (the “NYSE Close”) on each day that such exchange is open (“Valuation Date”). Fixed-income assets are generally valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. Creation/redemption order cut-off times may be earlier on any day that the Securities Industry and Financial Markets Association (or applicable exchange or market on which a Fund’s investments are traded) announces an early closing time. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at market rates on the date of valuation (generally as of 4:00 p.m. London time) as quoted by one or more sources.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each Fund, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. Hartford Funds Management Company, LLC (“HFMC” or the “Adviser”) may use various pricing services, or discontinue the use of any pricing service, as approved by the Trust’s Board of Trustees (the “Board”) from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

43

Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2018

The Board of the Trust generally reviews and approves the “Procedures for Valuation of Portfolio Investments.” These procedures define how investments are to be valued, including the formation and activities of the Valuation Committee. The Trust’s Valuation Committee, which is chaired by the Trust’s Treasurer, is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board. The Audit Committee receives quarterly written reports that include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board then must consider for ratification all of the fair value determinations made during the previous quarter.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Valuation Committee to determine a security’s fair value. In determining such value the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates and market indices). In these cases, the Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security may be materially different from the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark Index. This may result in a difference between the Fund’s performance and the performance of the applicable Fund’s benchmark Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

Fixed income investments (other than short-term obligations), non-exchange traded derivatives and centrally cleared swaps held by a Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Board. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of options privately negotiated in the OTC market (“OTC options”) and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s Shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange Shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Board.

44

Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2018

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange -traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.

•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends from securities in which the Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized gain on investments in these securities, if applicable.

e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

45

Active Fixed Income ETFs

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January 31, 2018

f)	Dividend Distributions to Shareholders – Dividends are declared pursuant to a policy adopted by the Board. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund is to pay dividends from net investment income, if any, monthly. Dividends from realized gains, if any, are paid at least once a year. Dividends may be declared and paid more frequently or at any other times to comply with the distribution requirements of the Internal Revenue Code.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and Reclassification of Capital Accounts notes).

3.	Securities and Other Investments:

a)	Illiquid and Restricted Investments – Each Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine a Fund’s NAV. A Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on a Fund’s NAV. Each Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Board. See each Fund’s Schedule of Investments, if applicable, for illiquid or restricted investments as of January 31, 2018.

b)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and a Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of January 31, 2018.

In connection with a Fund’s ability to purchase investments on a when-issued or forward commitment basis, the Fund may enter into to-be announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. These transactions are excluded from a Fund’s portfolio turnover rate. See each Fund’s Schedule of Investments, if applicable, for TBA commitments as of January 31, 2018.

c)	Senior Floating Rate Interests – Certain Funds may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.

46

Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2018

Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund’s Schedule of Investments, if applicable, for outstanding senior floating rate interests as of January 31, 2018.

d)	Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund’s Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of January 31, 2018.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why a Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.

a)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund uses futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the period ended January 31, 2018, Corporate Bond ETF, Quality Bond ETF and Total Return Bond ETF had engaged in Futures Contracts.

b)	Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the

47

Active Fixed Income ETFs

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January 31, 2018

terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.

During the period ended January 31, 2018, Quality Bond ETF and Total Return Bond ETF had engaged in Foreign Currency Contracts.

c)	Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either OTC options or executed in a registered exchange (“exchange-traded options”). A Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities, commodities or currencies. “Covered” means that so long as a Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will segregate or earmark cash or other liquid investments having, for written call options, a value equal to the greater of the exercise price or the market value of the underlying instrument and, for written put options, a value equal to the exercise price. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swap, investment or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.

During the period ended January 31, 2018, Quality Bond ETF Fund had engaged in Options Contracts.

d)	Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either privately negotiated in the over-the-counter market (“OTC swaps”) or cleared through a central counterparty or derivatives clearing organization (“centrally cleared swaps”). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are valued based on custom valuations furnished by an independent pricing service. Swaps for which prices are not available from an independent pricing service are valued in accordance with procedures established by the Board. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value (“variation margin”) on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swap. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

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Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2018

Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).

A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.

Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

During the period ended January 31, 2018, Quality Bond ETF Fund and Total Return Bond ETF Fund had engaged in Credit Default Swap Contracts.

Interest Rate Swap Contracts – Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. A Fund may use interest rate swaps to hedge interest rate and duration risk across a portfolio at particular duration points to maintain its ability to generate income at prevailing market rates. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. London Interbank Offered Rate (“LIBOR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of

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Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2018

Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.

If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

During the period ended January 31, 2018, Quality Bond ETF and Total Return Bond ETF engaged in Interest Rate Swap Contracts.

e)	Additional Derivative Instrument Information:

Corporate Bond ETF

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of January 31, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$50,846	$—	$—	$—	$—	$—	$50,846

Total	$50,846	$—	$—	$—	$—	$—	$50,846

Liabilities:
Unrealized depreciation on futures contracts(1)	$10,883	$—	$—	$—	$—	$—	$10,883

Total	$10,883	$—	$—	$—	$—	$—	$10,883

The Effect of Derivative Instruments on the Statement of Operations for the period ended January 31, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$18,800	$—	$—	$—	$—	$—	$18,800

Total	$18,800	$—	$—	$—	$—	$—	$18,800

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$34,665	$—	$—	$—	$—	$—	$34,665

Total	$34,665	$—	$—	$—	$—	$—	$34,665

For the period ended January 31, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	6
Futures Contracts Short at Number of Contracts	(14)

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Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2018

Quality Bond ETF

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of January 31, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$149,346	$—	$—	$—	$—	$—	$149,346
Unrealized appreciation on futures contracts(1)	6,776	—	—	—	—	—	6,776
Unrealized appreciation on swap contracts(2)	91,075	—	5,498	—	—	—	96,573

Total	$247,197	$—	$5,498	$—	$—	$—	$252,695

Liabilities:
Unrealized depreciation on futures contracts(1)	$163,593	$—	$—	$—	$—	$—	$163,593
Unrealized depreciation on foreign currency contracts	—	15,977	—	—	—	—	15,977
Unrealized depreciation on swap contracts(2)	—	—	2,601	—	—	—	2,601

Total	$163,593	$15,977	$2,601	$—	$—	$—	$182,171

The Effect of Derivative Instruments on the Statement of Operations for the period ended January 31, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(4,153)	$—	$—	$—	$—	$—	$(4,153)
Net realized gain (loss) on swap contracts	13,486	—	(21,278)	—	—	—	(7,792)

Total	$9,333	$—	$(21,278)	$—	$—	$—	$(11,945)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$(17,214)	$—	$—	$—	$—	$—	$(17,214)
Net change in unrealized appreciation (depreciation) of futures contracts	(164,341)	—	—	—	—	—	(164,341)
Net change in unrealized appreciation (depreciation) of swap contracts	102,911	—	2,897	—	—	—	105,808
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(4,705)	—	—	—	—	(4,705)

Total	$(78,644)	$(4,705)	$2,897	$—	$—	$—	$(80,452)

For the period ended January 31, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts at Number of Contracts	833,333
Futures Contracts Long at Number of Contracts	45
Futures Contracts Short at Number of Contracts	(5)
Swap Contracts at Notional Amount	$3,067,500
Foreign Currency Contracts Purchased at Contract Amount	$266,992
Foreign Currency Contracts Sold at Contract Amount	$1,009,356

51

Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2018

Total Return Bond ETF

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of January 31, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$30,606	$—	$—	$—	$—	$—	$30,606
Unrealized appreciation on swap contracts(2)	6,164	—	6,084	—	—	—	12,248

Total	$36,770	$—	$6,084	$—	$—	$—	$42,854

Liabilities:
Unrealized depreciation on futures contracts(1)	$19,871	$—	$—	$—	$—	$—	$19,871
Unrealized depreciation on foreign currency contracts	—	59,802	—	—	—	—	59,802
Unrealized depreciation on swap contracts(2)	—	—	3,617	—	—	—	3,617

Total	$19,871	$59,802	$3,617	$—	$—	$—	$83,290

The Effect of Derivative Instruments on the Statement of Operations for the period ended January 31, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(16,730)	$—	$—	$—	$—	$—	$(16,730)
Net realized gain (loss) on swap contracts	2,982	—	(5,797)	—	—	—	(2,815)

Total	$(13,748)	$—	$(5,797)	$—	$—	$—	$(19,545)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$10,735	$—	$—	$—	$—	$—	$10,735
Net change in unrealized appreciation (depreciation) of swap contracts	6,164	—	2,467	—	—	—	8,631
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(59,802)	—	—	—	—	(59,802)

Total	$16,899	$(59,802)	$2,467	$—	$—	$—	$(40,436)

For the period ended January 31, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	9
Futures Contracts Short at Number of Contracts	(9)
Swap Contracts at Notional Amount	$1,622,600
Foreign Currency Contracts Sold at Contract Amount	$2,010,527

(1)	Amount represents the cumulative appreciation (depreciation) on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation (depreciation) on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation (depreciation) on OTC swap contracts, if applicable.

f)

Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral)

52

Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2018

at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

The following tables present the Funds’ derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by the Funds as of January 31, 2018:

Corporate Bond ETF

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$50,846	$(10,883)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	50,846	(10,883)

Derivatives not subject to a MNA	(50,846)	10,883

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Quality Bond ETF

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$—	$(15,977)
Futures contracts	6,776	(163,593)
Purchased options	149,346	—
Swap contracts	96,573	(2,601)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	252,695	(182,171)

Derivatives not subject to a MNA	(97,851)	163,593

Total gross amount of assets and liabilities subject to MNA or similar agreements	$154,844	$(18,578)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Goldman Sachs & Co.	$29,869	$(7,928)	$—	$—	$21,941
Morgan Stanley	124,975	(2,601)	—	—	122,374

Total	$154,844	$(10,529)	$—	$—	$144,315

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Australia and New Zealand Banking Group	$(8,049)	$—	$—	$—	$(8,049)
Goldman Sachs & Co.	(7,928)	7,928	—	—	—
Morgan Stanley	(2,601)	2,601	—	—	—

Total	$(18,578)	$10,529	$—	$—	$(8,049)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

53

Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2018

Total Return Bond ETF

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$—	$(59,802)
Futures contracts	30,606	(19,871)
Swap contracts	12,248	(3,617)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	42,854	(83,290)

Derivatives not subject to a MNA	(41,289)	23,488

Total gross amount of assets and liabilities subject to MNA or similar agreements	$1,565	$(59,802)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Deutsche Bank Securities, Inc.	$310	$—	$—	$—	$310
Goldman Sachs & Co.	224	—	—	—	224
Morgan Stanley	1,031	—	—	—	1,031

Total	$1,565	$—	$—	$—	$1,565

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Australia and New Zealand Banking Group	$ (59,802)	$—	$—	$—	$ (59,802)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations;

54

Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2018

less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.

6.	Federal Income Taxes:

a)	Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2018. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.

The Funds had no capital loss carryforwards for U.S. federal income tax purposes as of July 31, 2017.

c)	Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at January 31, 2018 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Corporate Bond ETF	$14,658,878	$293,993	$(95,497)	$198,496
Municipal Opportunities ETF	12,627,609	9,490	(123,731)	(114,241)
Quality Bond ETF	25,404,504	233,205	(495,113)	(261,908)
Total Return Bond ETF	25,673,310	142,988	(364,365)	(221,377)

7.	Expenses:

a)	Investment Management Agreement – HFMC serves as each Fund’s investment manager pursuant to an Investment Management Agreement with the Trust. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement pursuant to which Wellington Management performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. Each Fund pays a fee to HFMC, a portion of which may be used to compensate Wellington Management.

55

Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2018

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of January 31, 2018; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Corporate Bond ETF	0.44%
Municipal Opportunities ETF	0.35%
Quality Bond ETF	0.39%
Total Return Bond ETF	0.39%

b)	Distribution Plans – Each Fund has adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25 percent of each Fund’s average daily net assets may be made for the sale and distribution of its Shares. The Board has determined that the Funds may not make payments under the Rule 12b-1 Distribution and Service Plan until authorized to do so by affirmative action of the Board. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time, these fees increase the cost of your investment and they may cost you more than certain other types of sales charges.

For the period ended January 31, 2018, the Funds did not pay any Rule 12b-1 fees.

c)	Other Related Party Transactions – Certain officers of the Trust are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the period ended January 31, 2018, a portion of the Trust’s Chief Compliance Officer’s (“CCO”) compensation was paid by HFMC. As part of each Fund’s Investment Management Agreement, HFMC pays any CCO compensation on behalf of the Funds.

8.	Securities Lending:

Each Fund may lend Fund securities to certain creditworthy borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3 percent) of the value of its total assets. The borrowers provide collateral that is marked to market daily, in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and recall the securities loaned. A Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. A Fund cannot vote proxies for securities on loan, but may recall loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Interest earned on securities out on loan is not eligible for qualified interest income for federal tax purposes. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral received by the Fund. Each Fund will seek to minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage a Fund.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Funds in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. State Street has been approved by the Board to serve as securities lending agent for the Funds and the Trust has entered into an agreement with State Street for such services. Among other matters, the Trust has agreed to indemnify State Street for certain liabilities. Any securities lending income earned by a Fund appears on the Statements of Operations net of any fees paid to State Street for serving as the securities lending agent.

56

Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2018

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process – especially so in certain international markets such as Taiwan), ‘‘gap’’ risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), risk of loss of collateral, credit, legal, counterparty and market risk. Although State Street has agreed to provide a Fund with indemnification in the event of a borrower default, a Fund is still exposed to the risk of losses in the event a borrower does not return a Fund’s securities as agreed. For example, delays in recovery of securities loaned may cause a Fund to lose the opportunity to sell the securities at a desirable price.

For the period ended January 31, 2018, the Corporate Bond ETF, Municipal Opportunities ETF, Quality Bond ETF and Total Return Bond ETF did not engage in any securities lending.

9.	Custodian and Transfer Agent:

State Street serves as Custodian for the Funds pursuant to a custodian agreement (“Custodian Agreement”) dated December 31, 2014, as amended November 21, 2017. As Custodian, State Street holds each Fund’s assets, calculates the net asset value of the Shares and calculates net income and realized capital gains or losses. State Street serves as Transfer Agent of each Fund pursuant to a transfer agency agreement (“Transfer Agency Agreement”) dated February 13, 2018. As Transfer Agent, State Street maintains the records of each Authorized Participant’s ownership of each Fund and processes the purchases and redemptions of Creation Units.

For the services provided under the Custodian Agreement and Transfer Agency Agreement, HFMC, and not the Funds, compensates State Street pursuant to the Funds’ unitary management fee structure.

10.	Investment Transactions:

For the period ended January 31, 2018, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases	Sales Proceeds
Corporate Bond ETF	$5,930,599	$6,375,376
Municipal Opportunities ETF	12,764,648	1,146,963
Quality Bond ETF	9,699,966	9,488,864
Total Return Bond ETF	20,354,076	3,227,471

11.	Share Transactions:

Each Fund will issue and redeem Shares at NAV only with certain Authorized Participants in large increments known as ‘‘Creation Units’’. Purchases of Creation Units are made by tendering a basket of designated securities to the Fund and redemption proceeds are paid with a basket of securities from the Fund with a balancing cash component to equate the market value of the basket securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted in an amount equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. The Fund’s Shares are available in smaller increments to individual investors in the secondary market at market prices and may be subject to commissions. Authorized Participants may be required to pay a transaction fee when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

Purchase or redemption of Creation Units is only available to an Authorized Participant. An Authorized Participant is either (1) a ‘‘Participating Party,’’ (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (‘‘Clearing Process’’), or (2) a participant of DTC (‘‘DTC Participant’’), and, in each case, must have executed an agreement (‘‘Participation Agreement’’) with the Distributor with respect to creations and redemptions of Creation Units.

57

Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2018

If a Creation Unit is purchased or redeemed for cash or outside of the Clearing Process, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown:

Fund	Standard Creation Unit Shares	Standard Creation Fee	Value at January 31, 2018	Standard Redemption Fee
Corporate Bond ETF	50,000	$100	$2,544,500	$100
Municipal Opportunities ETF	50,000	$100	1,984,500	$100
Quality Bond ETF	50,000	$100	2,470,000	$100
Total Return Bond ETF	50,000	$100	1,978,000	$100

Shares of each Fund are listed on the NYSE Arca and are publicly traded. Retail investors may purchase or sell shares in the secondary market (not from the Fund) through a broker or dealer. Investors purchasing or selling shares in the secondary market may pay a commission, market premium or discount or other transaction charge, to a broker or dealer, as well as some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by a broker or dealer, there is no minimum dollar amount upon purchase and no minimum number of shares that must be purchased in the secondary market. Because transactions in the secondary market occur at market prices, an investor may pay more than NAV upon purchase of shares and may receive less than a Fund’s NAV upon sale of shares.

Because each Fund is structured as an ETF, individual Fund Shares may only be purchased and sold on the NYSE Arca through a broker-dealer. The price of Fund Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each Fund will only issue or redeem Creation Units (50,000 shares) to Authorized Participants who have entered into agreements with the Distributor. The Funds generally will issue or redeem Creation Units in return for a designated basket of securities (and an amount of cash) that the Fund specifies each day. The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time.

The following information is for the period ended January 31, 2018, and the fiscal year ended July 31, 2017:

Corporate Bond ETF
	For the Six-Month Period Ended January 31, 2018		For the Period Ended July 31, 2017(1)
	Shares	Amount	Shares	Amount
Shares Sold	—	$—	301,000	$15,050,000
Shares Redeemed	—	—	(1,000)	(50,065)
Other Capital	—	—	—	45,000

Net Increase (Decrease)	—	—	300,000	15,044,935

Municipal Opportunities ETF
	For the Period Ended January 31, 2018(2)
	Shares	Amount
Shares Sold	300,002	$11,997,920
Shares Redeemed	(2)	(80)
Other Capital	—	21,596

Net Increase (Decrease)	300,000	12,019,436

58

Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2018

Quality Bond ETF
	For the Six-Month Period Ended January 31, 2018		For the Period Ended July 31, 2017(1)
	Shares	Amount	Shares	Amount
Shares Sold	—	$—	401,000	$20,050,000
Shares Redeemed	—	—	(1,000)	(50,078)
Other Capital	—	—	—	30,000

Net Increase (Decrease)	—	—	400,000	20,029,922

Total Return Bond ETF
	For the Period Ended January 31, 2018(3)
	Shares	Amount
Shares Sold	500,002	$20,000,080
Shares Redeemed	(2)	(80)
Other Capital	—	20,000

Net Increase (Decrease)	500,000	20,020,000

(1)	Commenced operations on March 21, 2017.
(2)	Commenced operations on December 13, 2017.
(3)	Commenced operations on September 27, 2017.

12.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings.

HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. In March 2014, the plaintiffs filed a new complaint that, among other things, added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (“HFMC”), which assumed the role as investment manager to the funds as of January 2013. In June 2015, HFMC and HIFSCO moved for summary judgment, and plaintiffs cross-moved for partial summary judgment with respect to The Hartford Capital Appreciation Fund. In March 2016, the court, in large part, denied summary judgment for all parties. The court granted judgment for HFMC and HIFSCO with respect to all claims made by The Hartford Small Company Fund and certain claims made by The Hartford Floating Rate Fund. The court further ruled that the appropriate measure of damages on the surviving claims is the difference, if any, between the actual advisory fees paid through trial and those that could have been paid under the applicable legal standard. A bench trial on the issue of liability was held in November 2016. On February 28, 2017, the court granted judgment for HIFSCO and HFMC as to all claims. On March 23, 2017, plaintiffs appealed to the United States Court of Appeals for the Third Circuit.

59

Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2018

No accrual for litigation relating to this matter has been recorded in the financial statements of the Funds because the Funds are not party to the suit.

13.	Subsequent Events:

Management has evaluated all subsequent transactions and events through the date on which this statement was issued and has determined that no additional items require adjustment to or disclosure in these financial statements.

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Active Fixed Income ETFs

Shareholder Meeting Results

Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders of the Trust were asked to participate in a special meeting of shareholders on October 3, 2017 (the ‘‘Shareholder Meeting’’). The final results of the Shareholder Meeting are reported in the following table.

Proposal 1: Approval of Trustees/Directors

		SHARES VOTED	% VOTED
HILARY E. ACKERMANN	FOR	699,698.00	100.00%
	WITHHELD	0.00	0.00%

ROBIN C. BEERY	FOR	699,698.00	100.00%
	WITHHELD	0.00	0.00%

LYNN S. BIRDSONG	FOR	699,698.00	100.00%
	WITHHELD	0.00	0.00%

JAMES E. DAVEY	FOR	699,698.00	100.00%
	WITHHELD	0.00	0.00%

CHRISTINE DETRICK	FOR	699,698.00	100.00%
	WITHHELD	0.00	0.00%

DUANE E. HILL	FOR	699,698.00	100.00%
	WITHHELD	0.00	0.00%

WILLIAM P. JOHNSTON	FOR	699,698.00	100.00%
	WITHHELD	0.00	0.00%

PHILLIP O. PETERSON	FOR	699,698.00	100.00%
	WITHHELD	0.00	0.00%

LEMMA W. SENBET	FOR	699,698.00	100.00%
	WITHHELD	0.00	0.00%

DAVID SUNG	FOR	699,698.00	100.00%
	WITHHELD	0.00	0.00%

61

Active Fixed Income ETFs

Supplemental Information

January 31, 2018 (Unaudited)

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for Shares of a Fund and that Fund’s net asset value. Net asset value, or ‘‘NAV,’’ is the price per share at which each Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The ‘‘Market Price’’ of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the Shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for the fund listing date through the date of the fiscal year end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

Hartford Corporate Bond ETF

Period Covered: August 1, 2017 through January 31, 2018

Premium/Discount Range (based on MidQuote-to-NAV)	Number of Days	Percentage of Total Days
Greater than 2.0%	0	0.00%
Greater than 1.5% and Less than 2.0%	0	0.00%
Greater than 1.0% and Less than 1.5%	0	0.00%
Greater than 0.5% and Less than 1.0%	0	0.00%
Between 0.5% and -0.5%	127	100.00%
Less than -0.5% and Greater than -1.0%	0	0.00%
Less than -1.0% and Greater than -1.5%	0	0.00%
Less than -1.5% and Greater than -2.0%	0	0.00%
Less than -2.0%	0	0.00%

Total	127	100.00%

Hartford Municipal Opportunities ETF(1)

Period Covered: December 13, 2017 through January 31, 2018

Premium/Discount Range (based on MidQuote-to-NAV)	Number of Days	Percentage of Total Days
Greater than 2.0%	0	0.00%
Greater than 1.5% and Less than 2.0%	0	0.00%
Greater than 1.0% and Less than 1.5%	0	0.00%
Greater than 0.5% and Less than 1.0%	4	12.50%
Between 0.5% and -0.5%	28	87.50%
Less than -0.5% and Greater than -1.0%	0	0.00%
Less than -1.0% and Greater than -1.5%	0	0.00%
Less than -1.5% and Greater than -2.0%	0	0.00%
Less than -2.0%	0	0.00%

Total	32	100.00%

(1)	Commenced operations on December 13, 2017.

62

Active Fixed Income ETFs

Supplemental Information – (continued)

January 31, 2018 (Unaudited)

Hartford Quality Bond ETF

Period Covered: August 1, 2017 through January 31, 2018

Premium/Discount Range (based on MidQuote-to-NAV)	Number of Days	Percentage of Total Days
Greater than 2.0%	0	0.00%
Greater than 1.5% and Less than 2.0%	0	0.00%
Greater than 1.0% and Less than 1.5%	0	0.00%
Greater than 0.5% and Less than 1.0%	0	0.00%
Between 0.5% and -0.5%	127	100.00%
Less than -0.5% and Greater than -1.0%	0	0.00%
Less than -1.0% and Greater than -1.5%	0	0.00%
Less than -1.5% and Greater than -2.0%	0	0.00%
Less than -2.0%	0	0.00%

Total	127	100.00%

Hartford Total Return Bond ETF(1)

Period Covered: September 27, 2017 through January 31, 2018

Premium/Discount Range (based on MidQuote-to-NAV)	Number of Days	Percentage of Total Days
Greater than 2.0%	0	0.00%
Greater than 1.5% and Less than 2.0%	0	0.00%
Greater than 1.0% and Less than 1.5%	0	0.00%
Greater than 0.5% and Less than 1.0%	0	0.00%
Between 0.5% and -0.5%	86	100.00%
Less than -0.5% and Greater than -1.0%	0	0.00%
Less than -1.0% and Greater than -1.5%	0	0.00%
Less than -1.5% and Greater than -2.0%	0	0.00%
Less than -2.0%	0	0.00%

Total	86	100.00%

(1)	Commenced operations on September 27, 2017.

63

Active Fixed Income ETFs

General Information (Unaudited)

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, if and when available, are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

64

Active Fixed Income ETFs

Approval of Investment Management and Investment Sub-Advisory Agreements

Hartford Funds Exchange-Traded Trust

Hartford Municipal Opportunities ETF

Hartford Total Return Bond ETF

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each investment company’s board of trustees, including a majority of those trustees who are not “interested persons” of the investment company, as defined in the 1940 Act (the “Independent Trustees”), initially approve, and annually review and consider the continuation of, the investment company’s investment advisory and sub-advisory agreements. At its meeting held on June 15, 2017, the Board of Trustees (the “Board”) of Hartford Funds Exchange-Traded Trust (the “Trust”), including each of the Independent Trustees, unanimously voted to approve for an initial two-year period an investment management agreement for Hartford Municipal Opportunities ETF and Hartford Total Return Bond ETF (each, a “Fund” and collectively, the “Funds”) with Hartford Funds Management Company, LLC (“HFMC”) and a separate investment sub-advisory agreement between HFMC and the Funds’ sub-adviser, Wellington Management Company LLP (the “Sub-adviser,” and together with HFMC, the “Advisers”) on behalf of each Fund (collectively, the “Agreements”).

Prior to approving the Agreements, the Board requested, received and reviewed written responses from the Advisers to questions posed to them on behalf of the Independent Trustees and supporting materials relating to those questions and responses (the “Adviser Materials”). In addition, the Board received presentations from representatives of the Advisers regarding each Fund and its investment strategy at meetings held on December 8, 2016 and June 15, 2017.

In determining whether to approve the Agreements for each Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant in light of the information that the Board deemed necessary and appropriate through the exercise of its reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreements was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements and was assisted by counsel for the Trust. The Independent Trustees were also separately assisted throughout the evaluation process by independent legal counsel. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the Agreements is provided below.

Nature, Extent and Quality of Services to be Provided by the Advisers

The Board requested and considered information concerning the nature, extent and quality of the services to be provided to each Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services to be provided by each Adviser. The Board considered the Advisers’ organizational structure, systems and personnel. The Board also considered each Adviser’s reputation and overall financial strength. The Board also considered that, although the Funds would be among the first exchange-traded funds (“ETFs”) managed by HFMC, HFMC had extensive experience advising actively managed mutual funds, including mutual funds with substantially similar strategies to those of each Fund, and HFMC, through a subsidiary, had extensive experience advising strategic beta ETFs.

With respect to HFMC, the Board noted that, under the Agreements, HFMC would be responsible for the management of each Fund, including oversight of fund operations and service providers. The Board also noted that HFMC would provide administrative services to each Fund as well as investment advisory services in connection with selecting, monitoring and supervising the Funds’ sub-adviser, and that HFMC had recommended to the Board that the Sub-adviser be appointed as the sub-adviser to each Fund. The Board considered the proposed services to be provided by HFMC and, in its consideration of these services, the Board noted HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford Funds, semi-annual meetings with the leaders of each of the Hartford Fund’s portfolio management team, and oversight of the portfolio managers to the Hartford Funds. The Board considered that HFMC would oversee the Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades and other trading operations by the Sub-adviser and approach to risk management with respect to each Fund and the service providers to the Funds. The Board also considered that HFMC would oversee compliance with each Fund’s objective and policies as well as with applicable laws and regulations. Moreover, the Board considered that HFMC would oversee potential conflicts of interest between each Fund’s investments and those of other funds or accounts managed by each Fund’s portfolio management personnel. In addition, the Board considered that HFMC or its affiliates would be responsible for providing the Funds’ officers.

With respect to the Sub-adviser, which would be responsible for the daily investment of the assets of each Fund, subject to oversight by HFMC, among the other services set forth in the sub-advisory agreement, the Board considered the Sub-adviser’s investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience.

65

Active Fixed Income ETFs

Approval of Investment Management and Investment Sub-Advisory Agreements – (continued)

The Board also considered information provided by the Advisers regarding their compliance policies and procedures and compliance history, and received a representation from HFMC that the written compliance policies and procedures of each of HFMC and the Sub-adviser are reasonably designed to prevent violations of the federal securities laws.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by HFMC and the Sub-adviser.

Performance of the Sub-adviser

The Board considered the investment performance of the Sub-adviser and its portfolio management team, including, for purposes of considering the investment skill and experience of Hartford Total Return Bond ETF’s portfolio managers, composite performance data showing the portfolio management team’s capabilities in managing the Sub-adviser’s Total Return Bond strategy, including the past performance of The Hartford Total Return Bond Fund (“Total Return Bond Mutual Fund”), a series of The Hartford Mutual Funds, Inc., sub-advised by the Sub-adviser, that uses investment strategies substantially similar to those proposed for Hartford Total Return Bond ETF. For purposes of considering the investment skill and experience of Hartford Municipal Opportunities ETF’s portfolio managers, the Board considered the composite performance data showing the portfolio management team’s capabilities in managing the Sub-adviser’s Municipal Opportunities strategy, including the past performance of The Hartford Municipal Opportunities Fund (“Municipal Opportunities Mutual Fund”), a series of The Hartford Mutual Funds, Inc., sub-advised by the Sub-adviser, that uses investment strategies substantially similar to those proposed for Hartford Municipal Opportunities ETF. The Board also considered information comparing the performance of the Sub-adviser’s Total Return Bond strategy, including the performance of Total Return Bond Mutual Fund, and the performance of the Sub-adviser’s Municipal Opportunities strategy, including the performance of Municipal Opportunities Mutual Fund, to each respective Fund’s proposed benchmark and an appropriate group of peer funds (“Peer Group”) identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. HFMC also provided additional information about the broad range of the portfolio management team’s investment experience and their investment philosophy and process.

Based on these considerations, the Board concluded that it was satisfied that HFMC and the Sub-adviser have the capability of providing satisfactory investment performance for each Fund.

Costs of the Services and Profitability of the Advisers

In considering the proposed advisory and sub-advisory fee schedules for each Fund, the Board reviewed information regarding HFMC’s estimated costs to provide investment management and related services to each Fund and the estimated profitability to HFMC and its affiliates from all services to be provided to each Fund and all aspects of their relationships with the Funds. The Board noted the Funds’ unitary fee structure, under which HFMC would, in addition to providing or procuring investment management and administrative services, bear the costs of various third-party services required by each Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered that, other than the investment management fee, HFMC would pay all expenses of the Trust, except for: (i) interest and taxes; (ii) brokerage commissions and other expenses (such as stamp taxes) connected with the execution of portfolio transactions; (iii) expenses incident to the creation and redemption of its shares; (iv) legal fees in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith and any obligation which the Trust may have to indemnify its officers and Trustees with respect thereto; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) such extraordinary non-recurring expenses as may arise; and (vii) acquired fund fees and expenses. In evaluating HFMC’s estimated profitability, the Board considered HFMC’s representation that the level of estimated profitability was fair and reasonable based on the nature and quality of the services to be provided to shareholders. The Board also noted that the actual profitability of each Fund to HFMC would depend on the growth of assets under management. The Board also requested and received information relating to the operations and profitability of the Sub-adviser. The Board considered representations from HFMC and the Sub-adviser that the Sub-adviser’s fees were negotiated at arm’s length on a fund-by-fund basis and that the sub-advisory fees would be paid by HFMC and not the Funds. Accordingly, the Board concluded that the profitability of the Sub-adviser is a less relevant factor with respect to the Board’s consideration of the sub-advisory agreement.

Based on these considerations, the Board concluded that the profits anticipated to be realized by the Advisers and their affiliates from their relationships with each Fund would not be excessive.

66

Active Fixed Income ETFs

Approval of Investment Management and Investment Sub-Advisory Agreements – (continued)

Comparison of Fees and Services to be Provided by the Advisers

The Board considered comparative information with respect to the management fees to be paid by each Fund to HFMC and the expected total expense ratio of each Fund. The Board also considered the proposed sub-advisory fees to be paid by HFMC to the Sub-adviser with respect to each Fund. In this regard, the Board requested and reviewed information from HFMC and the Sub-adviser relating to the proposed management and sub-advisory fees and total operating expenses for the Funds. The Board also reviewed information comparing each Fund’s proposed management fees and expected total expenses relative to a peer universe of funds derived from information provided by Broadridge. As part of this review, the Board considered the composition and methodology used to select each peer universe. The Board considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar funds are set and potentially material differences between each Fund and its comparable funds. In connection with these considerations, the Board took account of the fact that each Fund would pay a monthly management fee to HFMC in return for providing investment advisory and administrative services under an all-in “unitary” fee structure.

In considering the reasonableness of each Fund’s proposed management and sub-advisory fees and projected total expense ratio, the Board considered that, according to the information provided by Broadridge, each Fund’s proposed management fees and estimated total expense ratio were below the relevant Peer Group average and median. The Board further considered that Hartford Total Return Bond ETF’s proposed management fees and estimated total expenses fell within the 1st quintile of its Peer Group. The Board also considered that Hartford Municipal Opportunities ETF’s proposed management fees fell within the 2nd quintile of its Peer Group while its estimated total expenses fell in the 1st quintile of its Peer Group.

Based on these considerations, the Board concluded that each Fund’s proposed fees and projected total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services to be provided.

Economies of Scale

The Board considered information regarding the extent to which economies of scale may be realized as each Fund grows and whether the Fund’s corresponding fee levels reflect these economies of scale for the benefit of the Fund’s future shareholders. The Board also considered that any economies of scale achieved by either Fund would benefit HFMC due to the unitary fee structure of each Fund, but that the unitary fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets. The Board considered HFMC’s representation that each Fund could be expected to achieve some economies of scale as assets in the Fund grow. The Board considered that the Funds would not have management fee breakpoints. In addition, the Board considered that initially setting competitive fee rates and pricing each Fund to scale at inception are other means of sharing potential economies of scale with shareholders. The Board also considered that HFMC has been active in managing expenses for the Hartford Funds.

The Board also considered how any benefits from economies of scale would be realized by the various parties. The Board reviewed relevant information included in the Adviser Materials regarding comparative breakpoint information for other funds in each Fund’s Peer Group. Based on these considerations, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of each Fund’s future shareholders. The Board noted, however, that it would review future growth in each Fund’s assets and the appropriateness of any potential future breakpoints as part of its future annual review of the Agreements.

Other Benefits

The Board considered other benefits to the Advisers and their affiliates from their relationships with the Funds.

The Board considered HFMC’s efforts to provide investors in the Hartford Funds family of funds with a broad range of investment styles and asset classes and the assumption of entrepreneurial and other risks by HFMC in sponsoring new funds to expand these opportunities for shareholders.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of each Fund for the Board to approve the Agreements. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Trustees met separately in executive session with independent legal counsel to review the relevant materials and consider their responsibilities under relevant laws and regulations.

67

CUSTOMER PRIVACY NOTICE

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Law Department, Privacy Law, One Hartford Plaza, Hartford, CT 06155, or at CorporatePrivacyOffice@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of March 2018), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations.

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; Fountain Investors I LLC; Fountain Investors II LLC; Fountain Investors III LLC; Fountain Investors IV LLC; FP R, LLC; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Financial Services, LLC; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Group Benefits Holding Company; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life, Inc.; Hartford Life International Holding Company; Hartford Life, Ltd.; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Securities Distribution Company, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HIMCO Distribution Services Company; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex R, LLC; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; MPC Resolution Company LLC; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; Northern Homelands Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Hartford International Asset Management Company Limited; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company.

Revised March 2018

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

Hartford Funds Management Company, LLC (HFMC) is the investment manager for the active ETFs. Certain active ETFs are sub-advised by Wellington Management Company LLP. The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Wellington or HFMC.

ETFSAR-AFI18    03/18    205456    HFA000261    Printed in U.S.A.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments to the Registrant’s Code of Ethics during the reporting period for this form N-CSR.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable

(f)	A copy of the code of ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

  Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by this report.

Item 11. Controls and Proceures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 13. Exhibits.

(a)(1)	Code of Ethics referred is filed herewith.
(a)(2)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD FUNDS EXCHANGE-TRADED TRUST

Date: April 9, 2018	By:	/s/ James E. Davey
James E. Davey, President and
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: April 9, 2018	By:	/s/ James E. Davey
James E. Davey, President and
Chief Executive Officer

Date: April 9, 2018	By:	/s/ Laura S. Quade
Laura S. Quade, Treasurer